UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05845

Invesco Senior Loan Fund
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	8/31/18

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2018

Invesco Senior Loan Fund

Nasdaq:
A: VSLAX ◾ C: VSLCX ◾ Y: VSLYX ◾ IB: XPRTX ◾ IC: XSLCX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

25	Financial Statements

28	Notes to Financial Statements

38	Financial Highlights

43	Fund Expenses

44	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Index

Cumulative total returns, 2/28/18 to 8/31/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.93%
Class C Shares	2.54
Class Y Shares	3.05
Class IB Shares	3.05
Class IC Shares	2.98
Credit Suisse Leveraged Loan Index▼ (Style-Specific Index)	2.36

  Source: ▼Bloomberg L.P.

The Credit Suisse Leveraged Loan Index represents tradable, senior-secured, US dollar-denominated, non-investment grade loans.

  The Fund is not managed to track the performance of any particular index, including the index described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2 Invesco Senior Loan Fund

Average Annual Total Returns
As of 8/31/18, including maximum applicable sales charges

Class A Shares
Inception (2/18/05)	3.47%
10 Years	4.49
5 Years	4.03
1 Year	2.84
Class C Shares
Inception (2/18/05)	2.96%
10 Years	4.05
5 Years	3.94
1 Year	4.46
Class Y Shares
Inception (11/08/13)	4.82%
1 Year	6.51
Class IB Shares
Inception (10/4/89)	5.01%
10 Years	4.97
5 Years	4.96
1 Year	6.51
Class IC Shares
Inception (6/13/03)	4.48%
10 Years	4.90
5 Years	4.83
1 Year	6.36

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class Y, Class IB and Class IC shares was 2.24%, 2.99%, 1.99%, 1.99% and 2.14%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Average Annual Total Returns
As of 6/30/18, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (2/18/05)	3.41%
10 Years	4.12
5 Years	4.07
1 Year	2.36
Class C Shares
Inception (2/18/05)	2.90%
10 Years	3.70
5 Years	3.98
1 Year	3.98
Class Y Shares
Inception (11/08/13)	4.67%
1 Year	6.03
Class IB Shares
Inception (10/4/89)	4.98%
10 Years	4.61
5 Years	5.00
1 Year	6.03
Class IC Shares
Inception (6/13/03)	4.43%
10 Years	4.52
5 Years	4.87
1 Year	5.88

    Class A share performance reflects the maximum 3.25% sales charge. Class C share performance reflects an early withdrawal charge of 1% for the first year after purchase. Class IB shares and Class IC shares are not continuously offered and have no early withdrawal charges. Class Y shares do not have a front-end sales charge or a CDSC, therefore performance is at net asset value. Class Y shares do not have early withdrawal charges.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3 Invesco Senior Loan Fund

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4 Invesco Senior Loan Fund

Schedule of Investments

August 31, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–102.46%(b)(c)
Aerospace & Defense–3.16%
Consolidated Aerospace Manufacturing, LLC, Term Loan (1 mo. USD LIBOR + 3.75%) (Acquired 08/19/2015-02/28/2018; Cost $1,442,526)	5.83%	08/11/2022	$1,454	$1,462,862
DAE Aviation Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	5.83%	07/07/2022	1,280	1,284,719
Greenrock Finance, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	5.58%	06/28/2024	1,351	1,357,553
IAP Worldwide Services,
First Lien Term Loan (Acquired 08/05/2014-03/16/2018; Cost $1,683,392)(d)(e)	0.00%	07/18/2019	1,683	1,683,392
First Lien Term Loan (3 mo. USD LIBOR + 5.50%) (Acquired 08/05/2014-03/16/2018; Cost $187,044)(e)	1.46%	07/18/2019	187	187,043
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%)	8.83%	07/18/2019	2,194	2,169,206
Maxar Technologies Ltd. (Canada), Term Loan B (1 mo. USD LIBOR + 2.75%)	4.83%	10/04/2024	949	929,498
Peraton Corp., Term Loan (3 mo. USD LIBOR + 5.25%)(e)	7.59%	04/29/2024	898	897,962
Perspecta Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.33%	05/30/2025	816	818,453
TransDigm Inc.,
Term Loan E (1 mo. USD LIBOR + 2.50%)	4.58%	05/30/2025	4,732	4,726,999
Term Loan F (1 mo. USD LIBOR + 2.50%)	4.58%	06/09/2023	4,312	4,308,849
Vectra Co.,
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	03/08/2025	593	592,712
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	9.33%	03/08/2026	348	349,545
Wesco Aircraft Hardware Corp., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.58%	02/28/2021	949	945,093
Xebec Global Holdings, LLC, Term Loan (3 mo. USD LIBOR + 5.50%) (Acquired 02/12/2018-07/20/2018; Cost $614,118)	7.84%	02/12/2024	619	614,328
				22,328,214

Air Transport–1.47%
American Airlines, Inc.,
Term Loan (1 mo. USD LIBOR + 1.75%)	3.81%	06/27/2025	74	72,945
Term Loan B (1 mo. USD LIBOR + 2.00%)	4.06%	12/14/2023	737	732,599
Avolon TLB Borrower 1 (US) LLC, Term Loan B-3 (1 mo. USD LIBOR + 2.00%)	4.08%	01/15/2025	6,506	6,508,662
Gol LuxCo S.A. (Luxembourg), Term Loan	6.50%	08/31/2020	2,998	3,076,661
				10,390,867

Automotive–2.61%
Allison Transmission, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	3.82%	09/23/2022	20	20,454
American Axle & Manufacturing, Inc., Term Loan B (2 mo. USD LIBOR + 2.25%)	4.37%	04/06/2024	1,205	1,206,532
CH Hold Corp., Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	02/01/2024	776	780,394
Dayco Products, LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	6.56%	05/19/2023	681	683,852
Dealer Tire, LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	5.70%	12/22/2021	113	109,967
Mavis Tire Express Services Corp.,
Delayed Draw Term Loan(d)	0.00%	03/20/2025	177	175,747
Delayed Draw Term Loan (1 mo. USD LIBOR + 3.25%)	1.24%	03/20/2025	10	10,228
Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	03/20/2025	1,166	1,158,946
Midas Intermediate Holdco II, LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	5.08%	08/18/2021	83	79,208
Navistar Financial Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	5.88%	08/03/2025	1,092	1,095,824
Navistar, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	5.58%	11/06/2024	948	951,878
Superior Industries International, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	6.08%	05/22/2024	1,019	1,026,548
Tenneco Inc., Term Loan B(f)	—	06/18/2025	2,698	2,703,535
ThermaSys Corp., Term Loan (3 mo. USD LIBOR + 4.00%)	6.35%	05/03/2019	1,393	1,333,685
TI Group Automotive Systems, L.L.C., Term Loan (1 mo. USD LIBOR + 2.50%)	4.58%	06/30/2025	315	316,075
Tower Automotive Holdings USA, LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	4.88%	03/07/2024	1,412	1,418,861

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Automotive–(continued)
Transtar Holding Co.,
First Lien Term Loan (1 mo. USD LIBOR + 4.25%)(e)	6.32%	04/11/2022	$2,134	$2,123,079
PIK Term Loan, 7.75% PIK Rate, 1.00% Cash Rate (Acquired 04/11/2017-04/11/2018; Cost $665,515)(e)(g)	7.75%	04/11/2022	699	713,413
Term Loan (Acquired 04/11/2017-07/06/2017; Cost $864,740)(d)	0.00%	04/10/2022	170	169,110
Term Loan (1 mo. USD LIBOR + 4.25%)	5.08%	04/10/2022	695	691,252
Wand Intermediate I L.P., Second Lien Term Loan (2 mo. USD LIBOR + 7.25%)	9.42%	09/19/2022	913	918,942
Winter Park Intermediate, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	6.83%	04/04/2025	750	740,254
				18,427,784

Beverage & Tobacco–0.53%
AI Aqua Merger Sub, Inc.,
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	12/13/2023	557	553,732
First Lien Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	5.33%	12/13/2023	2,114	2,107,510
Arterra Wines Canada, Inc. (Canada), First Lien Term Loan B-1 (3 mo. USD LIBOR + 2.75%)	5.07%	12/15/2023	723	725,346
Winebow Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.50%) (Acquired 06/27/2014; Cost $444,194)	9.58%	01/02/2022	446	336,492
				3,723,080

Building & Development–2.79%
American Builders & Contractors Supply Co., Inc., Term Loan B-2 (1 mo. USD LIBOR + 2.00%)	4.08%	10/31/2023	2,029	2,022,542
Beacon Roofing Supply, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.32%	01/02/2025	793	790,770
Capital Automotive L.P.,
First Lien Term Loan B-2 (1 mo. USD LIBOR + 2.50%)	4.58%	03/24/2024	3,156	3,161,759
Second Lien Term Loan B (1 mo. USD LIBOR + 6.00%)(e)	8.08%	03/24/2025	1,405	1,438,375
DiversiTech Holdings, Inc.,
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%) (Acquired 05/18/2017; Cost $200,530)(e)	9.84%	06/02/2025	202	205,377
Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	5.34%	06/03/2024	629	627,425
Forterra Finance, LLC, Second Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	10/25/2023	900	845,494
HD Supply Waterworks, Ltd., Term Loan (3 mo. USD LIBOR + 3.00%)	5.31%	08/01/2024	237	238,435
HD Supply, Inc.,
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	4.32%	08/13/2021	5	4,948
Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	4.57%	10/17/2023	1,273	1,283,291
Janus International Group, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	02/12/2025	346	341,193
Pisces Midco Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	6.09%	04/12/2025	856	860,644
Quikrete Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	4.83%	11/15/2023	2,694	2,695,477
RE/MAX, LLC, Term Loan (1 mo. USD LIBOR + 2.75%) (Acquired 12/14/2016; Cost $2,318,256)	4.83%	12/15/2023	2,327	2,333,175
Realogy Group LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	4.32%	02/08/2025	247	247,943
SRS Distribution Inc., Term Loan (2 mo. USD LIBOR + 3.25%)	5.44%	05/23/2025	1,633	1,598,329
Werner FinCo L.P., Term Loan (1 mo. USD LIBOR + 4.00%)(e)	6.08%	07/24/2024	1,062	1,045,935
				19,741,112

Business Equipment & Services–10.30%
Allied Universal Holdco LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.83%	07/28/2022	1,627	1,607,991
Alorica Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	5.83%	06/30/2022	1,115	1,117,736
Altran Technologies (France), Term Loan B (3 mo. USD LIBOR + 2.25%)	4.57%	03/20/2025	356	356,275
Asurion LLC,
Second Lien Term Loan B-2 (1 mo. USD LIBOR + 6.50%)	8.58%	08/04/2025	7,675	7,911,286
Term Loan B-4 (1 mo. USD LIBOR + 3.00%)	5.08%	08/04/2022	74	74,435
Term Loan B-6 (1 mo. USD LIBOR + 3.00%)	5.08%	11/03/2023	9,092	9,130,142
Blackhawk Network Holdings, Inc., Second Lien Term Loan (2 mo. USD LIBOR + 7.00%)	9.19%	06/15/2026	373	377,969
Blucora, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	5.33%	05/22/2024	181	182,111

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Brand Energy & Infrastructure Services, Inc., Term Loan (3 mo. USD LIBOR + 4.25%)	6.60%	06/21/2024		$2,469	$2,484,507
Brightview Landscapes, LLC,
First Lien Revolver Loan(d)	0.00%	09/18/2020		418	386,515
Term Loan(f)	—	08/15/2025		602	603,282
Caraustar Industries, Inc., Term Loan (3 mo. USD LIBOR + 5.50%)	7.83%	03/14/2022		1,608	1,622,197
Change Healthcare Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	4.83%	03/01/2024		2,253	2,256,795
Checkout Holding Corp., First Lien Term Loan B (3 mo. USD LIBOR + 3.50%)	5.81%	04/09/2021		2,676	1,323,872
CRCI Longhorn Holdings, Inc.,
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	9.33%	08/08/2026		72	72,119
Term Loan (1 wk. USD LIBOR + 3.50%)	5.58%	08/08/2025		266	266,984
Crossmark Holdings, Inc.,
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	5.83%	12/21/2019		1,576	1,006,662
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	9.83%	12/21/2020		826	88,779
First Data Corp.,
Term Loan A (1 mo. USD LIBOR + 2.00%)	4.07%	04/26/2024		2,789	2,788,100
Term Loan D (1 mo. USD LIBOR + 2.00%)	4.07%	07/08/2022		20	19,653
FleetCor Technologies Operating Co., LLC, Term Loan B-3 (1 mo. USD LIBOR + 2.00%)	4.08%	08/02/2024		229	230,451
Genesys Telecom Holdings, U.S., Inc., Term Loan B-3 (1 mo. USD LIBOR + 3.50%)	5.58%	12/01/2023		4,015	4,030,122
GI Revelation Acquisition LLC,
First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	7.08%	04/16/2025		967	969,191
Second Lien Term Loan (1 mo. USD LIBOR + 9.00%) (Acquired 04/11/2018; Cost $356,738)	11.08%	04/16/2026		375	358,086
GlobalLogic Holdings Inc.,
Delayed Draw Term Loan(f)	—	08/01/2025		84	84,329
Term Loan (3 mo. USD LIBOR + 3.25%)	5.42%	08/01/2025		586	590,303
Hillman Group, Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	5.83%	05/31/2025		2,132	2,128,347
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 5.00%)(e)	5.80%	06/23/2024	GBP	609	792,921
Information Resources, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	6.57%	01/18/2024		1,187	1,195,698
ION Trading Technologies S.a.r.l. (Luxembourg), Term Loan(f)	—	11/21/2024		606	604,699
Iron Mountain Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.83%	01/02/2026		1,123	1,110,208
KAR Auction Services, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.50%)	4.63%	03/09/2023		1,440	1,446,789
Karman Buyer Corp.,
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	07/23/2021		330	309,164
First Lien Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	5.33%	07/25/2021		2,994	2,839,582
KBR, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	5.81%	04/25/2025		2,091	2,109,786
Learning Care Group (US) No. 2 Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	03/13/2025		415	414,738
LegalZoom.com, Inc., Term Loan (1 mo. USD LIBOR + 4.25%) (Acquired 11/17/2017; Cost $682,307)(e)	6.32%	11/21/2024		689	694,604
Monitronics International, Inc., Term Loan B-2 (3 mo. USD LIBOR + 5.50%)	7.83%	09/30/2022		2,014	1,928,138
Outfront Media Capital LLC, Term Loan (1 mo. USD LIBOR + 2.00%)	4.07%	03/18/2024		27	27,633
PI Lux Finco S.a.r.l. (Luxembourg), First Lien Incremental Term Loan B-2 (3 mo. EURIBOR + 3.25%)	3.25%	01/01/2025	EUR	882	1,011,816
Prime Security Services Borrower, LLC,
First Lien Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	4.83%	05/02/2022		1,073	1,077,536
Revolver Loan(d)(e)	0.00%	05/02/2021		1,431	1,424,745
Prometric Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	01/29/2025		572	571,896
Red Ventures, LLC (New Imagitas, Inc.), First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	6.08%	11/08/2024		1,179	1,193,401
Spin Holdco Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	5.59%	11/14/2022		5,689	5,712,698
Trans Union LLC, Incremental Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	4.08%	06/19/2025		507	509,234
Ventia Deco LLC, Term Loan B (3 mo. USD LIBOR + 3.50%)	5.83%	05/21/2022		1,267	1,279,381
Wash MultiFamily Acquisition Inc.,
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	05/14/2022		1,105	1,109,460
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	05/14/2022		155	155,179
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.08%	05/12/2023		21	20,885
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.08%	05/14/2023		121	119,243

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
West Corp.,
Incremental Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	5.58%	10/10/2024		$969	$961,224
Term Loan B (1 mo. USD LIBOR + 4.00%)	6.08%	10/10/2024		2,093	2,088,534
					72,777,431

Cable & Satellite Television–7.33%
Altice Financing S.A. (Luxembourg),
Term Loan (1 mo. USD LIBOR + 2.75%)	4.81%	07/15/2025		955	927,523
Term Loan (1 mo. USD LIBOR + 2.75%)	4.81%	01/31/2026		537	520,165
Altice US Finance I Corp., Term Loan (1 mo. USD LIBOR + 2.25%)	4.33%	07/28/2025		2,097	2,097,996
Atlantic Broadband Finance, LLC, Term Loan B (1 mo. USD LIBOR + 2.38%)	4.45%	01/03/2025		2,991	2,988,784
CSC Holdings, LLC,
Term Loan (1 mo. USD LIBOR + 2.25%)	4.31%	07/17/2025		6,636	6,622,893
Term Loan (1 mo. USD LIBOR + 2.50%)	4.56%	01/25/2026		2,025	2,029,952
Numericable-SFR S.A. (France),
Term Loan B-12 (1 mo. USD LIBOR + 3.69%)	5.75%	01/31/2026		5,472	5,279,403
Term Loan B-13(f)	—	01/31/2026		3,808	3,713,763
TDC A/S (Denmark), Term Loan B(f)	—	06/04/2025		2,561	2,584,816
Telenet Financing USD LLC,
Term Loan AN (1 mo. USD LIBOR + 2.25%)	4.31%	08/15/2026		4,021	3,978,716
Term Loan AO (6 mo. EURIBOR + 2.50%)	2.50%	12/21/2027	EUR	1,287	1,480,449
Unitymedia Finance LLC,
Term Loan B (1 mo. USD LIBOR + 2.25%)	4.31%	09/30/2025		1,287	1,285,996
Term Loan D (1 mo. USD LIBOR + 2.25%)	4.31%	01/15/2026		1,603	1,601,773
UPC Financing Partnership, Term Loan AR (1 mo. USD LIBOR + 2.50%)	4.56%	01/15/2026		6,410	6,397,568
Virgin Media Bristol LLC (United Kingdom), Term Loan K (1 mo. USD LIBOR + 2.50%)	4.56%	01/15/2026		7,256	7,260,226
Ziggo Secured Finance Partnership, Term Loan E (1 mo. USD LIBOR + 2.50%)	4.56%	04/15/2025		3,015	2,968,140
					51,738,163

Chemicals & Plastics–3.11%
Alpha US Bidco, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	5.33%	01/31/2024		1,182	1,187,178
Avantor Inc.,
Term Loan (1 mo. EURIBOR + 4.25%)	4.25%	11/21/2024	EUR	1,584	1,852,705
Term Loan (1 mo. USD LIBOR + 4.00%)	6.08%	11/21/2024		3,765	3,813,418
Charter NEX US, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	05/16/2024		200	200,277
Colouroz Investment LLC (Germany),
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	5.34%	09/07/2021		1,627	1,542,297
Term Loan C (3 mo. USD LIBOR + 3.00%)	5.34%	09/07/2021		269	254,960
Cyanco Intermediate 2 Corp.,
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.58%	03/16/2025		809	816,321
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(e)	9.58%	03/16/2026		304	299,028
Diamond (BC) B.V. (Netherlands), Term Loan B (1 mo. USD LIBOR + 3.00%)	5.08%	09/06/2024		1,044	1,023,393
Encapsys, LLC,
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	11/07/2024		223	223,754
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	9.58%	11/07/2025		114	114,957
HII Holding Corp.,
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	12/20/2019		395	395,678
Second Lien Term Loan (1 mo. USD LIBOR + 8.50%) (Acquired 10/05/2017; Cost $204,464)	10.58%	12/20/2020		202	204,717
Ineos US Finance LLC, Term Loan (2 mo. USD LIBOR + 2.00%)	4.17%	03/31/2024		84	84,512
Invictus US NewCo LLC,
First Lien Term Loan (2 mo. USD LIBOR + 3.00%)	5.20%	03/28/2025		715	719,140
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	8.83%	03/30/2026		379	380,161
KMG Chemicals, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	4.83%	06/15/2024		555	557,294

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
KPEX Holdings, Inc.,
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)(e)	9.08%	01/31/2026		$149	$149,124
Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	01/31/2025		347	346,890
MacDermid, Inc.,
First Lien Multicurrency Revolver Loan(d)(e)	0.00%	06/07/2020		770	767,160
First Lien Revolver Loan(d)(e)	0.00%	06/07/2020		770	767,160
Term Loan B-6 (1 mo. USD LIBOR + 3.00%)	5.08%	06/07/2023		665	667,942
Term Loan B-7 (1 mo. USD LIBOR + 2.50%)	4.58%	06/07/2020		54	54,296
Oxea Corp., Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	5.63%	10/11/2024		1,241	1,249,295
PQ Corp., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	4.58%	02/08/2025		398	398,647
Proampac PG Borrower LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	5.73%	11/18/2023		1,190	1,188,576
Tata Chemicals North America Inc., Term Loan (3 mo. USD LIBOR + 2.75%)	5.13%	08/07/2020		902	905,648
Trinseo Materials Finance, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	4.08%	09/06/2024		149	149,475
Tronox Finance LLC,
Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	09/22/2024		816	819,685
Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	09/22/2024		353	355,197
Venator Finance S.a.r.l., Term Loan (1 mo. USD LIBOR + 3.00%)(e)	5.08%	08/08/2024		467	468,211
					21,957,096

Clothing & Textiles–1.01%
ABG Intermediate Holdings 2 LLC,
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.58%	09/26/2024		3,541	3,552,225
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	9.83%	09/29/2025		1,158	1,165,363
Ascena Retail Group, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	6.63%	08/21/2022		564	529,130
International Textile Group, Inc., First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	7.08%	05/01/2024		651	656,369
Oak Parent, Inc., Term Loan (1 mo. USD LIBOR + 4.50%)	6.58%	10/26/2023		1,200	1,122,154
Tumi, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.83%	04/25/2025		144	143,072
					7,168,313

Conglomerates–0.45%
CTC AcquiCo GmbH (Germany),
Term Loan B-1 (3 mo. EURIBOR + 3.00%)	3.00%	12/14/2024	EUR	458	530,630
Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	5.56%	03/07/2025		612	607,519
Penn Engineering & Manufacturing Corp., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.83%	06/27/2024		668	671,599
RGIS Services, LLC, Term Loan (3 mo. USD LIBOR + 7.50%)	9.74%	03/31/2023		798	751,837
Safe Fleet Holdings LLC,
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.09%	02/01/2025		420	417,067
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	8.84%	02/01/2026		187	186,272
					3,164,924

Containers & Glass Products–2.57%
Berlin Packaging, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.11%	11/07/2025		2,186	2,189,661
BWAY Holding Co., Term Loan (3 mo. USD LIBOR + 3.25%)	5.58%	04/03/2024		480	478,633
Consolidated Container Co. LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	4.83%	05/22/2024		788	790,679
Duran Group (Germany), Term Loan B-2 (3 mo. USD LIBOR + 4.00%)(e)	6.33%	03/21/2024		2,522	2,509,147
Flex Acquisition Co., Inc., Incremental Term Loan B (3 mo. USD LIBOR + 3.25%)	5.75%	06/29/2025		1,584	1,585,902
Fort Dearborn Holding Co., Inc.,
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.34%	10/19/2023		877	842,141
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	10.84%	10/19/2024		166	153,771
Hoffmaster Group, Inc., Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	6.08%	11/21/2023		1,543	1,552,091
Klockner Pentaplast of America, Inc.,
Term Loan (1 mo. USD LIBOR + 4.25%)	6.33%	06/30/2022		308	298,897
Term Loan (3 mo. EURIBOR + 4.75%)	4.75%	06/30/2022	EUR	302	334,991

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Containers & Glass Products–(continued)
Multi-Color Corp., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.33%	10/31/2024		$349	$350,145
Optimus Bidco S.A.S. (France), Term Loan B(f)	—	08/07/2025	EUR	155	180,127
Ranpak Corp.,
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%) (Acquired 09/24/2014; Cost $140,956)(e)	9.31%	10/01/2022		141	142,400
Term Loan B-1 (1 mo. USD LIBOR + 3.25%)(e)	5.33%	10/01/2021		408	408,791
Refresco Group, N.V. (Netherlands),
Term Loan B-1 (3 mo. EURIBOR + 3.25%)	3.25%	03/28/2025	EUR	445	511,096
Term Loan B-3 (3 mo. USD LIBOR + 3.25%)(e)	5.56%	03/28/2025		578	577,077
Reynolds Group Holdings Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	4.83%	02/05/2023		3,139	3,152,567
TricorBraun Inc.,
First Lien Delayed Draw Term Loan (3 mo. USD LIBOR + 3.75%)	6.08%	11/30/2023		125	126,255
Term Loan (3 mo. USD LIBOR + 3.75%)	6.08%	11/30/2023		1,244	1,253,013
Trident TPI Holdings, Inc.,
Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	5.33%	10/17/2024		546	545,206
Term Loan B-2 (3 mo. EURIBOR + 3.50%)	3.50%	10/17/2024	EUR	157	182,545
					18,165,135

Cosmetics & Toiletries–0.90%
Alphabet Holding Co., Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.58%	09/26/2024		2,277	2,168,562
Anastasia Parent, LLC, Term Loan(f)	—	08/02/2025		477	475,427
Coty Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.33%	04/07/2025		2,318	2,255,735
Parfums Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.75%)	7.06%	06/30/2024		1,461	1,475,360
					6,375,084

Drugs–2.18%
Amneal Pharmaceuticals LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	5.63%	05/04/2025		3,126	3,152,722
BPA Laboratories,
First Lien Term Loan (3 mo. USD LIBOR + 5.75%) (Acquired 04/29/2014; Cost $2,370,771)	8.08%	04/29/2020		2,466	2,441,672
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	10.08%	04/29/2020		2,144	2,090,867
Endo LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	6.38%	04/29/2024		3,339	3,364,293
Valeant Pharmaceuticals International, Inc. (Canada), Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	06/02/2025		4,293	4,313,429
					15,362,983

Ecological Services & Equipment–0.89%
Advanced Disposal Services, Inc., Term Loan (1 wk. USD LIBOR + 2.25%)	4.21%	11/10/2023		505	506,587
Charah, LLC, Term Loan (1 mo. USD LIBOR + 6.25%)	8.33%	10/25/2024		685	693,811
EnergySolutions, LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	6.08%	05/09/2025		839	846,719
GFL Environmental Inc. (Canada),
Delayed Draw Term Loan(d)	0.00%	05/30/2025		122	121,689
Term Loan (3 mo. USD LIBOR + 2.75%)	5.08%	05/30/2025		983	979,995
Patriot Container Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	9.82%	03/20/2026		299	292,011
WCA Waste Systems Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.58%	08/12/2023		1,171	1,168,010
Wrangler Buyer Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	4.83%	09/27/2024		1,686	1,696,548
					6,305,370

Electronics & Electrical–10.57%
4L Technologies Inc., Term Loan (1 mo. USD LIBOR + 4.50%)	6.58%	05/08/2020		2,595	2,551,628
Almonde, Inc. (United Kingdom),
First Lien Term Loan (1 mo. EURIBOR + 3.25%)	4.25%	06/13/2024	EUR	717	838,074
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.58%	06/13/2024		3,065	3,055,493
Applied Systems, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	9.33%	09/19/2025		58	59,671
Blackboard Inc., Term Loan B-4 (3 mo. USD LIBOR + 5.00%)	7.33%	06/30/2021		681	653,243

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Boxer Parent Co. Inc., Term Loan(f)	—	06/28/2025		$1,789	$1,792,560
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)(e)	6.33%	04/17/2025		815	818,364
Canyon Valor Cos., Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.58%	06/16/2023		1,451	1,458,741
Compuware Corp., Term Loan (3 mo. USD LIBOR + 3.50%)	5.57%	08/22/2025		472	475,599
Diebold Nixdorf, Inc.,
Term Loan A-1(f)	—	08/30/2022		1,702	1,761,602
Term Loan B (1 mo. USD LIBOR + 2.75%)	4.88%	11/06/2023		1,624	1,383,072
DigiCert Holdings, Inc.,
First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	6.83%	10/31/2024		2,397	2,410,746
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	10.08%	10/31/2025		293	292,738
Dynatrace LLC,
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.32%	08/22/2025		945	950,233
Second Lien Term Loan(f)	—	08/21/2026		108	108,873
Energizer Holdings, Inc., Term Loan B(f)	—	06/20/2025		760	765,795
Epicor Software Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	5.33%	06/01/2022		38	37,578
Go Daddy Operating Co., LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	4.33%	02/15/2024		1,310	1,315,140
Hyland Software, Inc.,
First Lien Term Loan 3 (1 mo. USD LIBOR + 3.25%)	5.33%	07/01/2022		767	772,842
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.08%	07/07/2025		123	125,236
I-Logic Technologies Bidco Ltd. (United Kingdom),
Term Loan (1 mo. EURIBOR + 4.00%)	5.00%	12/23/2024	EUR	176	205,561
Term Loan (1 mo. USD LIBOR + 4.00%)	6.08%	12/23/2024		694	691,474
IGT Holding IV AB (Sweden), Term Loan B (3 mo. USD LIBOR + 3.75%) (Acquired 07/25/2017; Cost $1,039,864)(e)	6.08%	07/26/2024		1,040	1,008,668
Integrated Device Technology, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.50%) (Acquired 05/29/2018; Cost 690,330)(e)	4.57%	04/04/2024		688	688,610
Kemet Corp., Term Loan (1 mo. USD LIBOR + 6.00%) (Acquired 04/21/2017; Cost $1,040,733)(e)	8.08%	04/26/2024		1,068	1,089,405
MA Finance Co., LLC,
Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	4.33%	11/19/2021		3,734	3,700,054
Term Loan B-3 (1 mo. USD LIBOR + 2.50%)	4.58%	06/21/2024		169	168,588
Mavenir Systems, Inc., Term Loan (1 mo. USD LIBOR + 6.00%) (Acquired 05/01/2018; Cost $1,375,987)	8.08%	05/08/2025		1,403	1,403,169
McAfee, LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	6.57%	09/30/2024		1,462	1,476,342
Mediaocean LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	6.33%	08/15/2022		1,687	1,695,896
Micro Holding, L.P., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.83%	09/13/2024		715	719,199
Mirion Technologies, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.75%)	6.98%	03/31/2022		1,063	1,059,118
MTS Systems, Term Loan B (1 mo. USD LIBOR + 3.25%)	5.32%	07/05/2023		947	952,858
Neustar, Inc.,
Term Loan B-3 (1 mo. USD LIBOR + 2.50%)	4.57%	01/08/2020		414	415,449
Term Loan B-4 (1 mo. USD LIBOR + 3.50%)	5.57%	08/08/2024		1,786	1,794,841
Oberthur Technologies of America Corp., Term Loan B-1 (3 mo. USD LIBOR + 3.75%)	6.08%	01/10/2024		970	975,659
OEConnection LLC,
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)(e)	6.08%	11/22/2024		764	767,818
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 11/22/2017; Cost $145,104)(e)	10.08%	11/22/2025		146	146,484
Omnitracs, Inc., Term Loan (3 mo. USD LIBOR + 2.75%)	5.09%	03/21/2025		2,041	2,036,250
Open Text Corp. (Canada), Term Loan (1 mo. USD LIBOR + 1.75%)	3.83%	05/30/2025		49	49,235
Optiv Inc.,
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	9.31%	02/01/2025		417	404,314
Term Loan (1 mo. USD LIBOR + 3.25%)	5.31%	02/01/2024		1,998	1,942,692
Project Accelerate Parent, LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%) (Acquired 12/15/2017; Cost $682,599)(e)	6.33%	01/02/2025		686	689,203

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Project Leopard Holdings, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	6.08%	07/07/2023		$723	$727,321
Quest Software US Holdings Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	6.57%	05/18/2025		4,091	4,082,530
Renaissance Holding Corp., Second Lien Term Loan (3 mo. USD LIBOR + 3.25%)	9.33%	05/26/2026		242	242,379
Riverbed Technology, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	04/24/2022		1,860	1,852,450
Rocket Software, Inc.,
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	6.08%	10/14/2023		2,205	2,222,895
Second Lien Term Loan (3 mo. USD LIBOR + 9.50%)	11.83%	10/14/2024		412	413,878
RP Crown Parent, LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	4.83%	10/12/2023		461	462,509
Sandvine Corp., Term Loan B (1 mo. USD LIBOR + 5.75%)	7.82%	09/21/2022		1,260	1,272,304
Seattle Spinco, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.58%	06/21/2024		1,139	1,138,519
Severin Acquisition, LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	08/01/2025		1,035	1,033,482
SonicWall U.S. Holdings Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	5.82%	05/16/2025		262	261,681
SS&C Technologies, Inc.,
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	4.33%	04/16/2025		4,181	4,188,822
Term Loan B-4 (1 mo. USD LIBOR + 2.25%)	4.33%	04/16/2025		1,626	1,629,451
Term Loan B-5(f)	—	04/16/2025		956	957,109
Sybil Software LLC, Term Loan (3 mo. USD LIBOR + 2.50%)	4.83%	09/30/2023		3,017	3,031,134
TIBCO Software, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	5.58%	12/04/2020		467	469,309
TTM Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.58%	09/28/2024		1,955	1,960,682
Verifone Systems, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.32%	08/20/2025		786	789,159
Vertafore, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	07/02/2025		732	731,498
Xperi Corp., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	4.58%	12/01/2023		1,478	1,469,233
					74,644,460

Financial Intermediaries–1.31%
Advisor Group, Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	5.81%	08/15/2025		782	787,957
Edelman Financial Center, LLC (The), First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.59%	07/21/2025		1,578	1,589,886
LPL Holdings, Inc., Incremental Term Loan B (3 mo. USD LIBOR + 2.25%)	4.48%	09/23/2024		200	200,048
MoneyGram International, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.58%	03/27/2020		3,832	3,730,336
RJO Holdings Corp.,
Term Loan (1 mo. USD LIBOR + 8.02%)(e)	10.10%	05/05/2022		1,211	1,217,241
Term Loan (1 mo. USD LIBOR + 12.00%)	14.08%	05/05/2022		431	432,797
SGG Holdings S.A. (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	07/11/2025	EUR	403	469,473
Stiphout Finance LLC,
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	10/26/2022		816	816,108
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%) (Acquired 07/23/2015; Cost $21,777)(e)	9.33%	10/26/2023		22	22,075
					9,265,921

Food & Drug Retailers–0.18%
Supervalu Inc.,
Delayed Draw Term Loan B (1 mo. USD LIBOR + 3.50%)	5.58%	06/08/2024		485	486,844
Term Loan (1 mo. USD LIBOR + 3.50%)	5.58%	06/08/2024		808	811,407
					1,298,251

Food Products–2.79%
Chefs’ Warehouse Parent, LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	6.08%	06/22/2022		712	717,262
CHG PPC Parent LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	4.83%	03/31/2025		652	650,302
CSM Bakery Supplies LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.34%	07/03/2020		1,256	1,215,384
Dole Food Co., Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.83%	04/06/2024		2,877	2,876,987
H-Food Holdings, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.06%	05/23/2025		2,332	2,317,359
Jacobs Douwe Egberts International B.V., Term Loan B-5 (3 mo. USD LIBOR + 2.25%)	4.63%	07/01/2022		4	3,996
JBS USA Lux S.A., Term Loan (3 mo. USD LIBOR + 2.50%)	4.83%	10/30/2022		8,362	8,368,638

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Products–(continued)
K-Mac Holdings Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	03/14/2025		$256	$256,695
Mastronardi Produce-USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	5.33%	05/01/2025		492	495,373
Nomad Foods US LLC (United Kingdom), Term Loan B-4 (1 mo. USD LIBOR + 2.25%)	4.31%	05/15/2024		1,188	1,183,421
Shearer’s Foods, LLC,
First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	6.33%	06/30/2021		1,401	1,390,465
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%) (Acquired 06/19/2014; Cost $249,281)(e)	8.83%	06/30/2022		250	236,702
					19,712,584

Food Service–1.25%
Carlisle FoodService Products, Inc.,
Delayed Draw Term Loan(d)	0.00%	03/20/2025		32	31,318
Term Loan (1 mo. USD LIBOR + 3.00%)	5.07%	03/20/2025		140	138,498
Houston Foods, Inc., Term Loan(f)	—	07/20/2025		1,298	1,291,436
IRB Holding Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	5.29%	02/05/2025		893	898,011
NPC International, Inc.,
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.58%	04/19/2024		864	870,675
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	9.58%	04/18/2025		240	242,536
Tacala Investment Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.08%	01/30/2026		310	314,543
US Foods, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	4.08%	06/27/2023		3,751	3,750,772
Weight Watchers International, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	7.05%	11/29/2024		1,252	1,268,828
					8,806,617

Forest Products–0.13%
American Greetings Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	6.58%	04/06/2024		881	884,106

Health Care–4.96%
Acadia Healthcare Co., Inc.,
Term Loan B-3 (1 mo. USD LIBOR + 2.50%)	4.58%	02/11/2022		709	713,717
Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	4.58%	02/16/2023		1,604	1,615,581
Argon Medical Devices Holdings, Inc.,
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.83%	01/23/2025		319	320,665
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	10.08%	01/23/2026		76	76,767
Dentalcorp Perfect Smile ULC (Canada),
First Lien Delayed Draw Term Loan(d)	0.00%	06/06/2025		145	144,830
First Lien Delayed Draw Term Loan (1 mo. USD LIBOR + 3.75%)	4.09%	06/06/2025		28	28,578
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.83%	06/06/2025		689	693,632
Second Lien Delayed Draw Term Loan(d)	0.00%	06/06/2026		129	128,106
Second Lien Delayed Draw Term Loan (1 mo. USD LIBOR + 7.50%)	7.85%	06/06/2026		26	25,869
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	9.58%	06/06/2026		621	615,897
Diplomat Pharmacy, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	6.58%	12/20/2024		1	1,014
DJO Finance LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	5.46%	06/08/2020		3,053	3,056,761
Envision Healthcare Corp., Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	12/01/2023		307	307,251
Explorer Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	6.08%	05/02/2023		1,229	1,237,503
Global Healthcare Exchange, LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	5.58%	06/28/2024		1,106	1,106,534
Greatbatch, Ltd., Term Loan B (1 mo. USD LIBOR + 3.00%)	5.07%	10/27/2022		825	831,434
HC Group Holdings III, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.83%	04/07/2022		1,532	1,541,741
Heartland Dental, LLC,
Delayed Draw Term Loan(d)	0.00%	04/30/2025		207	206,421
Term Loan (1 mo. USD LIBOR + 3.75%)	5.83%	04/30/2025		1,382	1,376,135
IQVIA Inc., Term Loan B-2 (3 mo. USD LIBOR + 2.00%)	4.33%	01/17/2025		30	29,653
IWH UK Midco Ltd. (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/25/2025	EUR	411	478,487
Kinetic Concepts, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.58%	02/02/2024		2,959	2,974,439
MPH Acquisition Holdings LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	5.08%	06/07/2023		4,722	4,724,202

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Nidda Healthcare Holding AG (Germany),
Term Loan C(d)	0.00%	08/21/2024	GBP	168	$218,463
Term Loan C (3 mo. GBP LIBOR + 4.50%)	4.52%	08/21/2024	GBP	4	5,019
Ortho-Clinical Diagnostics, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.32%	06/30/2025		$2,552	2,554,547
Prophylaxis B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 4.00%) (Acquired 07/02/2018; Cost $1,720,189)(e)	4.00%	06/05/2025	EUR	1,729	2,004,032
Surgery Center Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.57%	09/02/2024		739	739,103
Team Health Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	4.83%	02/06/2024		1,957	1,878,216
Terveys-ja hoivapalvelut Suomi Oy (Finland),
First Lien Term Loan B(f)	—	07/19/2025	EUR	609	712,527
Second Lien Term Loan(f)	—	07/19/2026	EUR	333	387,841
Unilabs Diagnostics AB (Sweden), Revolver Loan(d)	0.00%	04/01/2021	EUR	768	884,530
Verscend Holding Corp, Term Loan B(f)	—	08/27/2025		3,083	3,108,264
WP CityMD Bidco LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	5.83%	06/07/2024		275	274,653
					35,002,412

Home Furnishings–1.19%
Comfort Holding, LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	6.83%	02/05/2024		1,039	993,200
Global Appliance Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)(e)	6.08%	09/29/2024		1,047	1,043,924
Hayward Industries, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.58%	08/05/2024		577	579,339
Hilding Anders AB (Sweden), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	11/30/2024	EUR	387	428,457
Lifetime Brands, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	5.58%	02/28/2025		394	394,004
PGT Innovations Inc., Term Loan (3 mo. USD LIBOR + 3.50%)(e)	5.67%	02/16/2022		164	165,318
Serta Simmons Bedding, LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.58%	11/08/2023		2,448	2,112,077
SIWF Holdings, Inc., Term Loan (1 mo. USD LIBOR + 4.25%)	6.31%	06/15/2025		1,265	1,270,853
TGP Holdings III, LLC,
First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	6.58%	09/25/2024		1,088	1,081,167
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	10.83%	09/25/2025		309	308,997
					8,377,336

Industrial Equipment–1.78%
Airxcel, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	6.58%	04/25/2025		497	497,000
CIRCOR International, Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	5.57%	12/11/2024		1,422	1,428,358
Clark Equipment Co., Term Loan B (3 mo. USD LIBOR + 2.00%)	4.33%	05/18/2024		1,598	1,599,419
Columbus McKinnon Corp., Term Loan (3 mo. USD LIBOR + 2.00%)	4.83%	01/31/2024		315	316,428
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	6.83%	08/29/2023		512	516,284
Engineered Machinery Holdings, Inc.,
First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.58%	07/19/2024		618	618,861
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	9.58%	07/18/2025		577	579,964
Gardner Denver, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	4.83%	07/30/2024		1,545	1,552,119
Generac Power Systems, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	3.83%	05/31/2023		333	333,469
Hamilton Holdco LLC, Term Loan (3 mo. USD LIBOR + 2.00%)	4.34%	07/02/2025		1,289	1,289,399
LSFX Flavum Bidco (Spain), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	10/03/2024	EUR	508	577,730
MX Holdings US, Inc., Term Loan B-1-C (1 mo. USD LIBOR + 3.00%)(e)	5.08%	06/18/2025		1,169	1,176,871
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)(e)	6.33%	03/08/2025		427	430,754
North American Lifting Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	6.83%	11/27/2020		1,257	1,221,157
Rexnord LLC/ RBS Global, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	4.06%	08/21/2024		54	53,811
Robertshaw US Holding Corp., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	10.13%	02/27/2026		388	378,659
					12,570,283

Insurance–1.53%
Alliant Holdings Intermediate, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.07%	05/09/2025		428	428,290
AmWINS Group, LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	4.83%	01/25/2024		1,732	1,737,322

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Insurance–(continued)
FrontDoor, Inc., Term Loan (3 mo. USD LIBOR + 2.50%)	4.63%	08/14/2025		$312	$313,634
Hub International Ltd., Term Loan (3 mo. USD LIBOR + 3.00%)	5.33%	04/25/2025		3,348	3,348,686
Sedgwick Claims Management Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	4.83%	03/01/2021		1,559	1,557,612
USI Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	5.33%	05/16/2024		3,392	3,388,402
					10,773,946

Leisure Goods, Activities & Movies–4.05%
Alpha Topco Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.50%)	4.58%	02/01/2024		7,242	7,198,380
Ancestry.com Operations Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	10/19/2023		820	822,529
Cinemark USA, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	3.83%	03/29/2025		127	127,726
Crown Finance US, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.58%	02/28/2025		5,459	5,448,167
CWGS Group, LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	4.83%	11/08/2023		2,086	2,061,220
Dorna Sports, S.L. (Spain), Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	5.33%	04/12/2024		854	845,670
Equinox Holdings, Inc.,
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.08%	09/06/2024		132	135,906
Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	5.08%	03/08/2024		1,165	1,171,209
Fitness International, LLC, Term Loan B (3 mo. USD LIBOR + 3.25%)	5.47%	04/18/2025		1,538	1,544,308
Invictus Media SLU (Spain),
Term Loan B-1(f)	—	06/22/2025	EUR	475	553,547
Term Loan B-2(f)	—	06/20/2025	EUR	285	331,828
Lakeland Tours, LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	6.34%	12/15/2024		758	762,470
MTL Publishing LLC, Term Loan B-6 (1 mo. USD LIBOR + 2.25%)	4.33%	08/20/2023		1,009	1,008,287
Orbiter International S.a.r.l. (Luxembourg), Term Loan B-2 (3 mo. CHF LIBOR + 4.25%) (Acquired 07/27/2017; Cost $366,999)	4.25%	07/11/2024	CHF	369	380,305
Sabre GLBL Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	4.08%	02/22/2024		114	113,786
Shutterfly, Inc.,
Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	4.83%	08/17/2024		1,085	1,090,235
Term Loan B (1 mo. USD LIBOR + 2.50%)	4.58%	08/17/2024		459	460,174
SSH Group Holdings, Inc.,
First Lien Term Loan (3 mo. USD LIBOR + 4.25%)(e)	6.59%	07/30/2025		856	866,652
Second Lien Term Loan (3 mo. USD LIBOR + 8.25%)(e)	10.59%	07/30/2026		215	218,499
UFC Holdings, LLC,
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	08/18/2023		3,200	3,216,720
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	9.58%	08/18/2024		239	242,703
					28,600,321

Lodging & Casinos–5.09%
AMCP Clean Acquisition Co., LLC,
Delayed Draw Term Loan(d)	0.00%	06/16/2025		134	134,191
Term Loan (3 mo. USD LIBOR + 4.25%)	6.33%	06/16/2025		557	559,128
B&B Hotels S.A.S. (France), Term Loan B (3 mo. EURIBOR + 3.00%)	3.00%	03/14/2023	EUR	1,024	1,185,713
Belmond Interfin Ltd. (Bermuda), Term Loan (1 mo. USD LIBOR + 2.75%)	4.83%	07/03/2024		1,388	1,392,918
Boyd Gaming Corp., Term Loan B (1 wk. USD LIBOR + 2.25%)	4.21%	09/15/2023		196	197,343
Caesars Entertainment Operating Co., LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	4.08%	10/06/2024		228	228,511
Caesars Resort Collection, LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	4.83%	12/22/2024		7,764	7,797,833
CityCenter Holdings, LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	4.33%	04/18/2024		573	573,657
Golden Nugget, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.82%	10/04/2023		1,162	1,166,715
Las Vegas Sands, LLC/Venetian Casino Resort, LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	3.83%	03/27/2025		11	11,353
Penn National Gaming, Inc., Incremental Term Loan B-1(f)	—	09/30/2025		746	748,596

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Lodging & Casinos–(continued)
Scientific Games International, Inc.,
Multicurrency Revolver Loan (Acquired 04/29/2016-10/04/2017; Cost $2,465,792)(d)(e)	0.00%	10/18/2018	$2,524	$2,511,264
Multicurrency Revolver Loan (1 mo. USD LIBOR + 3.00%) (Acquired 04/29/2016-10/04/2017; Cost $595,977)(e)	1.33%	10/18/2018	563	560,161
Revolver Loan (Acquired 10/04/2017-05/03/2018; Cost $1,709,417)(d)	0.00%	10/18/2018	1,712	1,703,456
Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	4.83%	08/14/2024	6,265	6,255,392
Stars Group (US) Co-Borrower, LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	5.83%	07/10/2025	5,628	5,679,764
Station Casinos LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	4.58%	06/08/2023	2,569	2,578,277
Twin River Management Group, Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	5.83%	07/10/2020	2,528	2,546,612
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	4.07%	12/20/2024	150	149,688
				35,980,572

Nonferrous Metals & Minerals–0.54%
American Rock Salt Co. LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.83%	03/21/2025	596	598,427
Covia Holdings Corp., Term Loan (3 mo. USD LIBOR + 3.75%)	6.05%	06/01/2025	1,546	1,531,691
Form Technologies LLC,
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	5.58%	01/28/2022	922	920,084
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)(e)	10.83%	01/30/2023	15	15,199
U.S. Silica Co., Term Loan (1 mo. USD LIBOR + 4.00%)	6.13%	05/01/2025	718	718,642
				3,784,043

Oil & Gas–7.59%
BCP Raptor, LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	6.33%	06/24/2024	1,441	1,400,436
BCP Renaissance Parent LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	5.84%	10/31/2024	846	849,826
Brazos Delaware II, LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	6.08%	05/21/2025	1,211	1,203,094
Bronco Midstream Funding, LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	5.57%	08/14/2023	311	313,606
California Resources Corp.,
Term Loan (1 mo. USD LIBOR + 10.38%)	12.44%	12/31/2021	892	988,135
Term Loan (1 mo. USD LIBOR + 4.75%)	6.82%	12/31/2022	1,418	1,444,069
CITGO Petroleum Corp., Term Loan B (3 mo. USD LIBOR + 3.50%)	5.84%	07/29/2021	1,342	1,343,943
Crestwood Holdings LLC, Term Loan (1 mo. USD LIBOR + 7.50%)	9.57%	03/06/2023	1,971	1,976,669
Delek US Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.58%	03/31/2025	804	806,727
Fieldwood Energy LLC,
First Lien Term Loan (1 mo. USD LIBOR + 5.25%)	7.33%	04/11/2022	2,127	2,144,949
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	9.33%	04/11/2023	1,300	1,266,143
Term Loan(d)(e)	0.00%	04/11/2021	9,736	9,638,157
Floatel International Ltd., Term Loan (3 mo. USD LIBOR + 5.00%)	7.33%	06/27/2020	3,474	3,126,198
Glass Mountain Pipeline Holdings, LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	6.57%	12/23/2024	1,035	1,041,617
Gulf Finance, LLC, Term Loan B (3 mo. USD LIBOR + 5.25%)	7.59%	08/25/2023	3,287	2,759,060
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)	8.51%	07/03/2023	1,086	1,094,023
Lucid Energy Group II Borrower, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	02/17/2025	938	925,522
McDermott Technology (Americas), Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	7.08%	05/12/2025	2,413	2,441,681
Medallion Midland Acquisition, LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	10/30/2024	793	787,290
Navitas Midstream Midland Basin, LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	6.58%	12/13/2024	1,198	1,187,598
Ocean Rig 1 Inc., Term Loan	8.00%	09/20/2024	530	558,107
Osum Production Corp. (Canada), Term Loan (3 mo. USD LIBOR + 5.50%)	7.83%	07/28/2020	2,086	1,908,321
Paragon Offshore Finance Co. (Cayman Islands), Term Loan (Acquired 07/11/2014; Cost $9,600)(e)(h)(i)	0.00%	07/18/2021	10	0
Petroleum GEO-Services ASA, Term Loan (3 mo. USD LIBOR + 2.50%)	4.83%	03/19/2021	3,995	3,849,213
Seadrill Operating L.P., Term Loan (3 mo. USD LIBOR + 6.00%)	8.33%	02/21/2021	6,610	6,191,969
Southcross Energy Partners, L.P., Term Loan (3 mo. USD LIBOR + 4.25%)	6.58%	08/04/2021	1,036	912,302
Traverse Midstream Partners LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	6.34%	09/27/2024	978	983,385

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Oil & Gas–(continued)
Tribune Resources, Inc., Term Loan (1 mo. USD LIBOR + 6.50%)	8.58%	03/30/2023		$533	$535,900
Weatherford International Ltd. (Bermuda), Term Loan (1 mo. USD LIBOR + 1.43%)	3.51%	07/13/2020		1,946	1,927,734
					53,605,674

Publishing–1.15%
Adtalem Global Education Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	5.06%	04/11/2025		570	575,003
Ascend Learning, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	07/12/2024		1,015	1,014,506
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	6.33%	06/07/2023		788	732,931
Merrill Communications LLC, Term Loan (3 mo. USD LIBOR + 5.25%)	7.59%	06/01/2022		22	21,764
Nielsen Finance LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	4.07%	10/04/2023		78	78,116
ProQuest LLC, Term Loan (2 mo. USD LIBOR + 3.75%)	5.92%	10/24/2021		1,063	1,070,518
Southern Graphics Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	12/31/2022		1,119	1,120,206
Tribune Media Co., Term Loan C (1 mo. USD LIBOR + 3.00%)	5.08%	01/27/2024		3,492	3,505,658
					8,118,702

Radio & Television–1.10%
Gray Television, Inc., Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	4.33%	02/07/2024		62	61,933
iHeartCommunications, Inc.,
Term Loan D(h)(i)	0.00%	01/30/2019		102	76,561
Term Loan E(h)(i)	0.00%	07/30/2019		8,494	6,361,368
Mission Broadcasting, Inc., Term Loan B-2 (1 mo. USD LIBOR + 2.50%)	4.58%	01/17/2024		—	139
Nexstar Broadcasting, Inc., Term Loan B-2 (1 mo. USD LIBOR + 2.50%)	4.58%	01/17/2024		1	1,021
Raycom TV Broadcasting, LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	4.33%	08/23/2024		1,269	1,271,275
					7,772,297

Retailers (except Food & Drug)–2.08%
Bass Pro Group, LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	7.08%	09/25/2024		1,153	1,165,551
Fossil Group, Inc., Term Loan(f)	—	12/31/2020		306	306,751
Fullbeauty Brands Holdings Corp., Term Loan (3 mo. USD LIBOR + 4.75%)	7.09%	10/14/2022		2,038	621,638
National Vision, Inc.,
First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	4.83%	11/20/2024		497	499,163
First Lien Revolver Loan(d)(e)	0.00%	03/13/2019		1,250	1,149,948
Payless Inc.,
Term Loan A-1 (3 mo. USD LIBOR + 8.00%)	10.33%	02/10/2022		875	820,578
Term Loan A-2 (3 mo. USD LIBOR + 9.00%)	11.33%	08/10/2022		1,643	1,150,080
Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.59%	01/26/2023		3,472	2,558,149
Savers Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	6.10%	07/09/2019		3,657	3,566,930
Staples, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	6.34%	09/12/2024		1,256	1,254,466
Vivarte (France), PIK Term Loan, 7.00% PIK Rate, 4.00% Cash Rate (Acquired 01/06/2016-10/30/2017; Cost $1,493,906)(g)	7.00%	10/29/2019	EUR	1,570	1,618,153
					14,711,407

Surface Transport–1.32%
Agro Merchants North American Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	6.08%	12/06/2024		519	519,750
Commercial Barge Line Co., First Lien Term Loan (1 mo. USD LIBOR + 8.75%)	10.83%	11/12/2020		1,254	1,012,295
Kenan Advantage Group, Inc.,
Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	07/31/2022		2,289	2,281,790
Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	07/31/2022		562	560,508
Odyssey Logistics & Technology Corp., Term Loan (1 mo. USD LIBOR + 3.75%)	5.83%	10/12/2024		637	640,293
PODS LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	4.82%	12/06/2024		2,728	2,736,715
U.S. Shipping Corp., Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	6.33%	06/26/2021		1,662	1,600,155
					9,351,506

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Telecommunications–8.43%
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.83%	01/31/2025		$7,323	$7,247,046
Colorado Buyer Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	5.09%	05/01/2024		1,312	1,320,359
Communications Sales & Leasing, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	5.08%	10/24/2022		4,834	4,637,255
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	10/04/2023		4,485	4,419,798
Frontier Communications Corp.,
Term Loan (1 mo. USD LIBOR + 4.38%)	6.46%	10/12/2021		374	368,134
Term Loan (1 mo. USD LIBOR + 2.75%)	4.83%	03/31/2021		2,602	2,533,534
Hargray Communications Group, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	05/16/2024		370	371,866
Intelsat Jackson Holdings S.A. (Luxembourg),
Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	5.81%	11/27/2023		325	326,997
Term Loan B-5	6.63%	01/02/2024		1,783	1,873,367
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.32%	02/22/2024		6,316	6,330,572
Lumentum Holdings, Inc., Term Loan(e)(f)	—	08/07/2025		658	661,259
MLN US Holdco LLC, Term Loan B(f)	—	07/11/2025		1,304	1,311,699
MTN Infrastructure TopCo, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	11/15/2024		1,664	1,673,208
Odyssey Investissement S.A.S. (France), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	04/26/2025	EUR	770	894,851
Radiate Holdco, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	02/01/2024		2,402	2,391,622
Sprint Communications Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.63%	02/02/2024		6,172	6,181,803
Syniverse Holdings, Inc., Term Loan C (1 mo. USD LIBOR + 5.00%)	7.07%	03/09/2023		2,950	2,934,342
Telesat LLC, Term Loan B-4 (3 mo. USD LIBOR + 2.50%)	4.84%	11/17/2023		6,252	6,271,296
U.S. Telepacific Corp., Term Loan (3 mo. USD LIBOR + 5.00%)	7.33%	05/02/2023		2,931	2,913,741
Windstream Services, LLC,
Term Loan B-6 (1 mo. USD LIBOR + 4.00%)	6.06%	03/29/2021		4,676	4,372,051
Term Loan B-7 (1 mo. USD LIBOR + 3.25%)	5.31%	02/17/2024		548	477,509
Zayo Group, LLC, Incremental Term Loan B-1 (1 mo. USD LIBOR + 2.00%)	4.08%	01/19/2021		62	62,135
					59,574,444

Utilities–6.12%
AES Corp., (The), Term Loan (3 mo. USD LIBOR + 1.75%)	4.07%	05/24/2022		116	115,914
APLP Holdings L.P. (Canada), Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	04/13/2023		615	616,965
Aria Energy Operating LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	6.58%	05/27/2022		692	695,801
Brookfield WEC Holdings Inc.,
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.83%	08/01/2025		4,064	4,092,379
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	8.83%	08/03/2026		195	198,649
Calpine Corp.,
Term Loan (3 mo. USD LIBOR + 2.50%)	4.84%	01/15/2023		5,080	5,094,705
Term Loan (3 mo. USD LIBOR + 2.50%)	4.84%	05/31/2023		2,900	2,907,848
Term Loan (3 mo. USD LIBOR + 2.50%)	4.84%	01/15/2024		2,951	2,958,246
Eastern Power, LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.83%	10/02/2023		2,101	2,104,304
Granite Acquisition, Inc.,
First Lien Term Loan B (3 mo. USD LIBOR + 3.50%)	5.84%	12/19/2021		2,499	2,522,963
First Lien Term Loan C (3 mo. USD LIBOR + 3.50%)	5.83%	12/19/2021		319	322,540
Second Lien Term Loan B (3 mo. USD LIBOR + 7.25%)	9.58%	12/19/2022		558	563,926
Invenergy Thermal Operating I LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	5.81%	08/28/2025		457	462,171
Lightstone Holdco LLC,
Term Loan B (1 mo. USD LIBOR + 3.75%)	5.83%	01/30/2024		3,533	3,519,915
Term Loan C (1 mo. USD LIBOR + 3.75%)	5.83%	01/30/2024		226	225,047
Nautilus Power, LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	6.33%	05/16/2024		1,448	1,456,217
Pike Corp., Term Loan (1 mo. USD LIBOR + 3.50%)	5.58%	03/23/2025		35	35,515
PowerTeam Services, LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.58%	03/06/2025		903	897,521
Southeast PowerGen LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	5.58%	12/02/2021		642	613,551
TerraForm Power Operating, LLC, Term Loan (1 mo. USD LIBOR + 2.00%)	4.08%	11/08/2022		283	283,935

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Utilities–(continued)
USIC Holding, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	12/08/2023		$2,195	$2,209,133
Vistra Operations Co. LLC,
Incremental Term Loan (1 mo. USD LIBOR + 2.00%)	4.06%	12/31/2025		5,391	5,386,208
Term Loan (1 mo. USD LIBOR + 2.00%)	4.08%	08/04/2023		5,943	5,941,027
					43,224,480
Total Variable Rate Senior Loan Interests					723,684,918

Bonds & Notes–7.36%
Air Transport–0.33%
Mesa Airlines, Inc., Class B(k)	5.75%	07/15/2025		2,385	2,367,112

Automotive–0.29%
Federal-Mogul Holdings Corp.(k)	5.00%	07/15/2024	EUR	173	213,305
Federal-Mogul Holdings Corp. (3 mo. EURIBOR + 4.88%)(k)(l)	4.88%	04/15/2024	EUR	641	755,015
Schaeffler AG (Germany)(k)	4.13%	09/15/2021		271	270,323
Schaeffler AG (Germany)(k)	4.75%	09/15/2026		833	793,432
					2,032,075

Building & Development–0.06%
Haya Finance 2017 S.A. (Spain) (3 mo. EURIBOR + 5.13%)(k)(l)	5.13%	11/15/2022	EUR	100	108,856
LSF10 Wolverine Investments SCA (Luxembourg)(k)	5.00%	03/15/2024	EUR	112	130,589
LSF10 Wolverine Investments SCA (Luxembourg) (3 mo. EURIBOR + 4.63%)(k)(l)	4.63%	03/15/2024	EUR	152	178,287
					417,732

Business Equipment & Services–0.51%
Dream Secured Bondco AB (Sweden)(k)	5.75%	12/01/2023	EUR	1,053	1,234,529
Nexi S.p.A. (United Kingdom) (3 mo. EURIBOR + 3.63%)(k)(l)	3.63%	05/01/2023	EUR	1,453	1,684,462
Techem GmbH (Germany)(k)	6.00%	07/30/2026	EUR	568	663,812
					3,582,803

Cable & Satellite Television–1.99%
Altice Financing S.A. (Luxembourg)(k)	4.75%	01/15/2028	EUR	419	412,294
Altice Financing S.A. (Luxembourg)(k)	6.63%	02/15/2023		520	524,545
Altice Financing S.A. (Luxembourg)(k)	7.50%	05/15/2026		3,966	3,787,530
Altice US Finance I Corp.(k)	5.50%	05/15/2026		5,666	5,581,010
Numericable-SFR S.A. (France)(k)	5.88%	02/01/2027	EUR	768	925,738
Numericable-SFR S.A. (France)(k)	7.38%	05/01/2026		1,020	1,005,975
Numericable-SFR S.A. (France)(k)	8.13%	02/01/2027		832	846,560
Telenet Financing USD LLC(k)	3.50%	03/01/2028	EUR	400	450,278
Virgin Media Bristol LLC (United Kingdom)(k)	5.50%	08/15/2026		554	545,690
					14,079,620

Chemicals & Plastics–0.21%
Alpha US Bidco, Inc.(k)	8.75%	06/01/2023		526	529,288
Avantor Inc.(k)	6.00%	10/01/2024		963	979,852
					1,509,140

Containers & Glass Products–0.41%
Ardagh Glass Finance PLC(k)	4.25%	09/15/2022		504	498,330
Ardagh Glass Finance PLC(k)	4.63%	05/15/2023		852	846,675
Reynolds Group Holdings Inc.	5.75%	10/15/2020		576	577,089
Reynolds Group Holdings Inc. (3 mo. USD LIBOR + 3.50%)(k)(l)	5.84%	07/15/2021		969	982,324
					2,904,418

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–0.43%
Blackboard Inc.(k)	9.75%	10/15/2021		$2,907	$2,296,530
Dell International LLC(k)	5.45%	06/15/2023		720	756,437
					3,052,967

Financial Intermediaries–0.40%
AnaCap Financial Europe S.A. SICAV-RAIF (United Kingdom) (3 mo. GBP LIBOR + 4.50%)(k)(l)	5.00%	08/01/2024	EUR	200	210,604
Evergood 4 APS (Denmark)(k)	2.88%	04/06/2024	EUR	328	399,827
Garfunkelux Holdco 3 S.A. (Luxembourg)(k)	11.00%	11/01/2023	GBP	876	1,127,922
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 3.50%)(k)(l)	3.50%	09/01/2023	EUR	467	469,997
Nemean Bondco PLC (United Kingdom) (3 mo. GBP LIBOR + 6.50%)(k)(l)	7.30%	02/01/2023	GBP	491	606,830
					2,815,180

Health Care–0.91%
Care UK Health & Social Care PLC (United Kingdom) (3 mo. GBP LIBOR + 5.00%)(k)(l)	5.75%	07/15/2019	GBP	1,583	2,048,119
DJO Finance LLC(k)	8.13%	06/15/2021		1,062	1,102,144
DJO Finance LLC	10.75%	04/15/2020		2,352	2,357,880
IDH Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 6.00%)(k)(l)	6.80%	08/15/2022	GBP	750	910,020
					6,418,163

Home Furnishings–0.26%
Shop Direct Funding PLC (United Kingdom)(k)	7.75%	11/15/2022	GBP	1,634	1,821,866

Lodging & Casinos–0.30%
ESH Hospitality, Inc.(k)	5.25%	05/01/2025		755	733,294
Scientific Games International, Inc.(k)	3.38%	02/15/2026	EUR	211	235,260
Travelodge Hotels Ltd. (United Kingdom) (3 mo. GBP LIBOR + 4.88%)(k)(l)	5.68%	05/15/2023	GBP	800	1,032,047
VICI Properties 1 LLC	8.00%	10/15/2023		86	95,877
					2,096,478

Nonferrous Metals & Minerals–0.33%
TiZir Ltd. (United Kingdom)(k)	9.50%	07/19/2022		2,114	2,312,158

Oil & Gas–0.16%
Pacific Drilling S.A. (Luxembourg)(i)(k)	5.38%	06/01/2020		2,928	1,156,560

Radio & Television–0.36%
Clear Channel International B.V.(k)	8.75%	12/15/2020		2,436	2,527,350

Retailers (except Food & Drug)–0.07%
Claire’s Stores Inc.(i)(k)	6.13%	03/15/2020		780	505,050

Surface Transport–0.08%
WFS Global Holding S.A.S. (France) (3 mo. EURIBOR + 6.25%)(k)(l)	6.25%	08/15/2023	EUR	244	282,055
WFS Global Holding S.A.S. (France)(k)	6.75%	08/15/2023	EUR	244	283,821
					565,876

Telecommunications–0.23%
Communications Sales & Leasing, Inc.(k)	6.00%	04/15/2023		623	599,638
Goodman Networks Inc.	8.00%	05/11/2022		1,870	981,538
Windstream Services, LLC(k)	9.00%	06/30/2025		18	13,095
					1,594,271

Utilities–0.03%
Calpine Corp.(k)	5.25%	06/01/2026		241	228,427
Total Bonds & Notes					51,987,246

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Structured Products–0.92%
Clontarf Park CLO (Ireland), Series 2017-1A, Class D (3 mo. EURIBOR + 5.10%)(k)(l)	5.10%	08/05/2030	EUR	136	$156,241
Madison Park Funding XIV, Ltd., Series 2014-14A, Class F (3 mo. USD LIBOR + 5.40%)(k)(l)	7.75%	07/20/2026		$1,075	1,061,383
NewStar Berkeley Fund CLO LLC, Series 2016-1A, Class D (3 mo. USD LIBOR + 5.10%)(k)(l)	7.44%	10/25/2028		1,220	1,230,531
OCP Euro CLO (Ireland), Series 2017-2, Class E (3 mo. EURIBOR + 5.00%)(k)(l)	5.00%	01/15/2032	EUR	153	178,145
Octagon Investment Partners XIX Ltd., Series 2014-1A, Class E (3 mo. USD LIBOR + 4.85%)(k)(l)	7.19%	04/15/2026		1,741	1,697,686
Symphony CLO VIII, Ltd., Series 2012-8A, Class ER (3 mo. USD LIBOR + 6.00%)(k)(l)	8.34%	01/09/2023		2,162	2,171,983
Total Structured Products					6,495,969

			Shares
Common Stocks & Other Equity Interests–8.85%(j)
Aerospace & Defense–0.74%
IAP Worldwide Services (Acquired 07/18/2014-03/16/2018; Cost $446,121)(e)(k)(m)				295	5,217,872

Automotive–0.03%
Transtar Holding Co., Class A(k)(m)				2,935,894	220,192

Building & Development–0.15%
Five Point Holdings LLC, Class A(m)				98,198	1,074,286
Lake at Las Vegas Joint Venture, LLC, Class A (Acquired 07/15/2010; Cost $7,938,060)(e)(k)(m)				780	0
Lake at Las Vegas Joint Venture, LLC, Class B (Acquired 07/15/2010; Cost $93,975)(e)(k)(m)				9	0
					1,074,286

Chemicals & Plastics–0.00%
Lyondell Chemical Co., Class A				142	16,015

Conglomerates–0.04%
Euramax International, Inc. (Acquired 07/09/2009; Cost $3,529,067)(e)(k)(m)				3,272	278,137

Cosmetics & Toiletries–0.34%
Levlad, LLC(e)(k)(m)				4,893	2,387,589

Drugs–0.00%
BPA Laboratories, Class A, Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $0)(e)(k)(m)				7,160	0
BPA Laboratories, Class B, Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $0)(e)(k)(m)				11,479	0
					0

Financial Intermediaries–0.00%
RJO Holdings Corp. (Acquired 12/10/2010; Cost $0)(k)(m)				2,852	2,852
RJO Holdings Corp., Class A (Acquired 12/10/2010; Cost $0)(k)(m)				2,314	2,545
RJO Holdings Corp., Class B (Acquired 12/10/2010; Cost $0)(k)(m)				3,000	30
					5,427

Forest Products–0.29%
Verso Corp., Class A(m)				65,375	2,052,121

Health Care–0.00%
New Millennium Holdco(k)(m)				136,135	12,252

Lodging & Casinos–3.68%
Caesars Entertainment Operating Co., LLC(m)				35,315	360,213
Twin River Management Group, Inc.(k)(m)				189,050	25,639,906
					26,000,119

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Senior Loan Fund

	Shares	Value
Oil & Gas–1.48%
Ameriforge Group Inc. (Acquired 06/08/2017; Cost $31,625)(e)(k)(m)	498	$29,382
CJ Holding Co.(m)	27,250	570,887
Fieldwood Energy LLC(k)(m)	23,827	1,259,853
HGIM Corp.(m)	2,553	121,268
HGIM Corp., Wts. expiring 07/02/2043(e)(k)(m)	11,411	542,022
Ocean Rig 1 Inc.(m)	118,969	3,221,681
Paragon Offshore Finance Co. (Cayman Islands), Class A(e)(i)(k)(m)	2,645	2,899
Paragon Offshore Finance Co. (Cayman Islands), Class B(i)(k)(m)	1,323	44,431
Samson Investment Co.(k)	144,254	3,426,032
Tribune Resources, Inc.(k)(m)	382,888	1,239,600
Tribune Resources, Inc. First Lien Wts. (Acquired 04/03/2018; Cost $8,198)(e)(k)(m)	99,132	2,974
		10,461,029

Publishing–0.80%
Affiliated Media, Inc., Class B (Acquired 10/03/2007; Cost $5,259,391)(k)(m)	81,915	1,310,642
Cygnus Business Media, Inc. (Acquired 07/19/2004; Cost $1,793,148)(e)(k)(m)(n)	8,426	0
F&W Publications, Inc. (Acquired 06/09/2010; Cost $23,348)(k)(m)	18,385	11,031
MC Communications, LLC (Acquired 07/02/2009; Cost $0)(e)(k)(m)	739,818	0
Merrill Communications LLC, Class A (Acquired 03/08/2013; Cost $751,378)(e)(k)(m)	326,686	4,246,918
Tronc, Inc.(m)	4,756	78,474
		5,647,065

Retailers (except Food & Drug)–0.04%
Payless Inc.(k)(m)	83,461	266,032

Telecommunications–0.01%
CTM Media Holdings Inc.(m)	1,270	53,340
Goodman Networks Inc.(e)(m)	117,618	0
		53,340

Utilities–1.25%
Vistra Operations Co. LLC (Acquired 10/03/2016; Cost $275,358)(e)(k)(m)	585,868	117,173
Vistra Operations Co. LLC(m)	357,798	8,422,565
Vistra Operations Co. LLC, Rts. expiring 12/31/2046(k)	357,798	254,931
		8,794,669
Total Common Stocks & Other Equity Interests		62,486,145

Preferred Stocks–0.01%(j)
Financial Intermediaries–0.00%
RJO Holdings Corp., Series A-2 (Acquired 12/10/2010; Cost $0)(k)(m)	584	5,840

Retailers (except Food & Drug)–0.00%
Vivarte (France) (Acquired 01/12/2018; Cost $0)(e)(k)(m)	7,780	0
Vivarte (France), Class A Preference Shares (Acquired 01/12/2018; Cost $0)(e)(k)(m)	259	0
Vivarte (France), Class B Preference Shares (Acquired 01/12/2018; Cost $0)(e)(k)(m)	259	0
		0

Telecommunications–0.00%
Goodman Networks Inc., Series A-1 (Acquired 05/31/2017; Cost $1,399)(e)(k)(m)	139,938	0

Utilities–0.01%
Genie Energy Ltd.	7,632	56,935
Total Preferred Stocks		62,775
TOTAL INVESTMENTS IN SECURITIES(o)–119.60% (Cost $848,134,464)		844,717,053
BORROWINGS–(19.11)%		(135,000,000)
OTHER ASSETS LESS LIABILITIES–(0.49)%		(3,419,181)
NET ASSETS–100.00%		$706,297,872

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Senior Loan Fund

Investment Abbreviations:

CHF	– Swiss Franc
CLO	– Collateralized Loan Obligation
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling

LIBOR	– London Interbank Offered Rate
PIK	– Pay-in-Kind
Rts.	– Rights
USD	– U.S. Dollar
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(d)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 9.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(f)	This variable rate interest will settle after August 31, 2018, at which time the interest rate will be determined.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2018 was $6,437,929, which represented less than 1% of the Fund’s Net Assets.

(i)	The borrower has filed for protection in federal bankruptcy court.
(j)	Acquired as part of a bankruptcy restructuring.
(k)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2018 was $100,991,966, which represented 14.30% of the Fund’s Net Assets.

(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2018.
(m)	Non-income producing security.
(n)

Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of August 31, 2018 represented less than 1% of the Fund’s Net Assets. See Note 5.

(o)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.

Portfolio Composition†*

By credit quality, based on Total Investments

as of August 31, 2018

BBB	0.1%
BBB-	4.8
BB+	2.8
BB	9.0
BB-	14.9
B+	15.6
B	22.6
B-	8.7
CCC+	3.1
CCC	2.0
CCC-	0.9
CC	0.1
Non-Rated	8.0
Equity	7.4

†

Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.

*	Excluding money market fund holdings.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Senior Loan Fund

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
09/14/2018	Bank of America Merrill Lynch	USD	2,852,589	GBP	2,231,156	$40,973
09/14/2018	Bank of America Merrill Lynch	USD	11	SEK	95	0
09/14/2018	Barclays Bank PLC	USD	7,901,281	EUR	6,905,791	119,762
09/14/2018	Canadian Imperial Bank of Commerce	EUR	6,901,840	USD	8,079,984	63,529
09/14/2018	Canadian Imperial Bank of Commerce	GBP	2,278,612	USD	3,014,529	59,423
09/14/2018	Canadian Imperial Bank of Commerce	USD	7,906,095	EUR	6,905,791	114,949
09/14/2018	Citibank, N.A.	USD	373,718	CHF	370,424	8,742
09/14/2018	Citibank, N.A.	USD	7,886,796	EUR	6,889,987	115,892
09/14/2018	Citibank, N.A.	USD	2,853,178	GBP	2,231,156	40,384
09/14/2018	Citibank, N.A.	USD	10	SEK	91	0
09/14/2018	Goldman Sachs International	EUR	6,901,840	USD	8,094,996	78,541
09/14/2018	Goldman Sachs International	GBP	2,201,964	USD	2,915,488	59,786
09/14/2018	Goldman Sachs International	SEK	93	USD	11	0
09/14/2018	JPMorgan Chase Bank, N.A.	EUR	6,901,840	USD	8,096,003	79,549
09/14/2018	JPMorgan Chase Bank, N.A.	USD	2,839,491	GBP	2,220,887	40,753
09/14/2018	Royal Bank of Canada	EUR	6,901,840	USD	8,093,408	76,953
09/14/2018	Royal Bank of Canada	GBP	2,202,624	USD	2,917,403	60,844
09/14/2018	State Street Bank & Trust Co.	SEK	93	USD	11	0
09/14/2018	Toronto-Dominion Bank (The)	USD	7,904,113	EUR	6,905,791	116,930
10/15/2018	Bank of America Merrill Lynch	SEK	93	USD	10	0
10/15/2018	Citibank, N.A.	SEK	93	USD	10	0
Subtotal — Appreciation						1,077,010
09/14/2018	Citibank, N.A.	CHF	370,424	USD	373,747	(8,713)
10/15/2018	Bank of America Merrill Lynch	GBP	2,229,286	USD	2,854,119	(40,862)
10/15/2018	Barclays Bank PLC	EUR	6,940,161	USD	7,959,879	(120,347)
10/15/2018	Canadian Imperial Bank of Commerce	EUR	6,940,161	USD	7,964,737	(115,489)
10/15/2018	Citibank, N.A.	CHF	370,848	USD	375,180	(8,765)
10/15/2018	Citibank, N.A.	EUR	6,939,422	USD	7,962,466	(116,899)
10/15/2018	Citibank, N.A.	GBP	2,229,286	USD	2,854,721	(40,260)
10/15/2018	JPMorgan Chase Bank, N.A.	GBP	2,229,268	USD	2,854,125	(40,832)
10/15/2018	Toronto-Dominion Bank (The)	EUR	6,940,161	USD	7,962,683	(117,543)
Subtotal — Depreciation						(609,710)
Total Forward Foreign Currency Contracts — Currency Risk						$467,300

Currency Abbreviations:

CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
SEK	– Swedish Krona
USD	– U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Senior Loan Fund

Statement of Assets and Liabilities

August 31, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $846,341,316)	$844,717,053
Investments in affiliates, at value (Cost $1,793,148)	0
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	1,077,010
Cash	22,319,329
Foreign currencies, at value (Cost $8,035,284)	8,132,684
Receivable for:
Investments sold	18,779,023
Interest and fees	4,682,281
Fund shares sold	208,917
Investments matured (Cost $27,469,714)	789,533
Investment for trustee deferred compensation and retirement plans	38,824
Other assets	28,325
Total assets	900,772,979

Liabilities:
Unrealized depreciation on forward foreign currency contracts outstanding	609,710
Payable for:
Borrowings	135,000,000
Investments purchased	34,079,774
Fund shares repurchased	11,713
Dividends	1,227,841
Accrued fees to affiliates	103,693
Accrued interest expense	334,698
Accrued trustees’ and officers’ fees and benefits	4,382
Accrued other operating expenses	766,218
Trustee deferred compensation and retirement plans	90,876
Unfunded loan commitments	22,246,202
Total liabilities	194,475,107
Net assets applicable to common shares	$706,297,872

Net assets applicable to common shares consist of:
Shares of beneficial interest	$1,006,742,849
Undistributed net investment income	267,296
Undistributed net realized gain (loss)	(271,177,067)
Net unrealized appreciation (depreciation)	(29,535,206)
$706,297,872

Net Assets:
Class A	$104,113,262
Class C	$89,503,216
Class Y	$2,933,740
Class IB	$469,741,682
Class IC	$40,005,972

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Class A	15,365,893
Class C	13,184,841
Class Y	432,947
Class IB	69,300,394
Class IC	5,903,118
Class A:
Net asset value per share	$6.78
Maximum offering price per share
(Net asset value of $6.78 ÷ 96.75%	$7.01
Class C:
Net asset value and offering price per share	$6.79
Class Y:
Net asset value and offering price per share	$6.78
Class IB:
Net asset value and offering price per share	$6.78
Class IC:
Net asset value and offering price per share	$6.78

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco Senior Loan Fund

Statement of Operations

For the six months ended August 31, 2018

(Unaudited)

Investment income:
Interest	$23,582,215
Dividends	84,135
Total investment income	23,666,350

Expenses:
Advisory fees	3,216,821
Administrative services fees	909,057
Custodian fees	188,857
Distribution fees:
Class A	133,565
Class C	465,759
Class IC	30,857
Interest, facilities and maintenance fees	2,506,072
Transfer agent fees	324,174
Trustees’ and officers’ fees and benefits	14,579
Registration and filing fees	36,594
Reports to shareholders	441,137
Professional services fees	85,949
Other	47,422
Total expenses	8,400,843
Less: Expense offset arrangement(s)	(2,757)
Net expenses	8,398,086
Net investment income	15,268,264

Realized and unrealized gain (loss):
Net realized gain (loss) from:
Investment securities	(2,485,728)
Foreign currencies	(365,300)
Forward foreign currency contracts	1,599,319
(1,251,709)
Change in net unrealized appreciation of:
Investment securities	5,201,882
Foreign currencies	281,941
Forward foreign currency contracts	1,025,229
6,509,052
Net realized and unrealized gain	5,257,343
Net increase in net assets resulting from operations	$20,525,607

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco Senior Loan Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2018 and the year ended February 28, 2018

(Unaudited)

	August 31, 2018	February 28, 2018
Operations:
Net investment income	$15,268,264	$31,307,479
Net realized gain (loss)	(1,251,709)	(6,101,182)
Change in net unrealized appreciation	6,509,052	11,617,304
Net increase in net assets resulting from operations	20,525,607	36,823,601

Distributions to shareholders from net investment income:
Class A	(2,118,033)	(4,610,171)
Class B	—	(44,741)
Class C	(10,174,791)	(3,402,789)
Class Y	(58,160)	(92,948)
Class IB	(837,215)	(21,853,885)
Class IC	(1,497,798)	(1,783,866)
Total distributions to shareholders from net investment income	(14,685,997)	(31,788,400)

Return of capital:
Class A	—	(181,886)
Class B	—	(1,929)
Class C	—	(164,636)
Class Y	—	(3,457)
Class IB	—	(810,162)
Class IC	—	(68,500)
Total return of capital	—	(1,230,570)

Share transactions–net:
Class A	(5,642,013)	(13,292,398)
Class B	—	(1,636,984)
Class C	(7,132,994)	(22,251,249)
Class Y	749,117	114,263
Class IB	(25,424,101)	(64,226,654)
Class IC	(2,279,510)	(4,906,593)
Net increase (decrease) in net assets resulting from share transactions	(39,729,501)	(106,199,615)
Net increase (decrease) in net assets	(33,889,891)	(102,394,984)

Net assets:
Beginning of period	740,187,763	842,582,747
End of period (includes undistributed net investment income of $267,296 and $(314,971), respectively)	$706,297,872	$740,187,763

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Invesco Senior Loan Fund

Statement of Cash Flows

For the six months ended August 31, 2018

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations	$20,525,607

Adjustments to reconcile net increase in net assets to net cash provided by operating activities:
Purchases of investments	(249,556,328)
Proceeds from sales of investments	319,732,928
Accretion of discount on investment securities	1,454,469
Amortization of loan fees	(2,085,338)
Decrease in interest receivables and other assets	676,426
Increase in accrued expenses and other payables	101,711
Net realized loss from investment securities	2,485,728
Net change in unrealized appreciation on investments	(5,201,882)
Net change in unrealized depreciation of forward foreign currency contracts	(1,025,229)
Net cash provided by operating activities	87,108,092

Cash provided by (used in) financing activities:
Proceeds from shares of beneficial interest sold	6,210,194
Repayment of borrowings	(35,000,000)
Disbursements for shares of beneficial interest repurchased	(53,645,385)
Dividends paid to shareholders from net investment income	(6,968,118)
Net cash provided by (used in) financing activities	(89,403,309)
Net decrease in cash and cash equivalents	(2,295,217)
Cash and cash equivalents at beginning of period	32,747,230
Cash and cash equivalents at end of period	$30,452,013

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$7,670,465

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$2,224,760

Notes to Financial Statements

August 31, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Senior Loan Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Fund’s investment objective is to provide a high level of current income, consistent with preservation of capital. The Fund’s investment adviser seeks to achieve the Fund’s investment objective by investing primarily in adjustable rate senior loans. The Fund invests primarily in adjustable rate senior loans (“Senior Loans”). Senior Loans are business loans that have a senior right to payment and are made to borrowers that may be corporations, partnerships, or other entities. These borrowers operate in a variety of industries and geographic regions. The Fund borrows money for investment purposes which may create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Fund’s volatility.

The Fund continuously offers Class A, Class C and Class Y shares. The Fund also has outstanding Class IB and Class IC shares which are not continuously offered. Each class of shares differs in its initial sales load, contingent deferred sales charges (“CDSC”), the allocation of class-specific expenses and voting rights on matters affecting a single class. No CDSC was paid in connection with this early conversion.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations — Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock

28                         Invesco Senior Loan Fund

Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net

29                         Invesco Senior Loan Fund

realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining the credit agreement.

G.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

J.

Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

K.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

30                         Invesco Senior Loan Fund

L.

Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.

Industry Focus — To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.

N.

Bank Loan Risk — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

O.

Other Risks — The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

P.

Leverage Risk — The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.90%
Next $1 billion	0.85%
Next $1 billion	0.825%
Next $500 million	0.80%
Over $3 billion	0.775%

For the six months ended August 31, 2018, the effective advisory fees incurred by the Fund was 0.88%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

31                         Invesco Senior Loan Fund

The Fund has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended August 31, 2018, expenses incurred under these agreements are shown in the Statement of Operations as Transfer agent fees.

The Fund has entered into an administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs related to monitoring the provisions of the loan agreements and any agreements with respect to participations and assignments, record keeping responsibilities with respect to interests in Senior Loans in the Fund’s portfolio and providing certain services to the holders of the Fund’s securities. For the six months ended August 31, 2018, expenses incurred under these agreements are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serve as custodian and fund accountant and provides certain administrative services of the Fund.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class C shares and Class IC shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class C shares and up to 0.15% (0.25% maximum) of the average daily net assets of Class IC shares. The fees are accrued daily and paid monthly.

With respect to Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended August 31, 2018, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2018, IDI advised the Fund that IDI retained $1,973 in front-end sales commissions from the sale of Class A shares and $1,473 and $313 from Class C and Class IC shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Fund are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

32                         Invesco Senior Loan Fund

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended August 31, 2018, there were transfers from Level 2 to Level 3 of $11,809,999 due to third-party vendor quotations utilizing single market quotes and from Level 3 to Level 2 of $18,952,910, due to third-party vendor quotations utilizing more than one market quote.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interest	$—	$679,263,366	$44,421,552	$723,684,918
Bonds & Notes	—	51,987,246	—	51,987,246
Structured Products	—	6,495,969	—	6,495,969
Common Stocks & Other Equity Interests	15,970,850	33,690,329	12,824,966	62,486,145
Preferred Stocks	56,935	5,840	0	62,775
Investments Matured	—	399,773	389,760	789,533
Total Investments in Securities	16,027,785	771,842,523	57,636,278	845,506,586
Other Investments — Assets*
Forward Foreign Currency Contracts	—	1,077,010	—	1,077,010
Other Investments — Liabilities*
Forward Foreign Currency Contracts	—	(609,710)	—	(609,710)
Total Other Investments	—	467,300	—	467,300
Total Investments	$16,027,785	$772,309,823	$57,636,278	$845,973,886

*	Unrealized appreciation (depreciation).

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended August 31, 2018:

	Value February 28, 2018	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value August 31, 2018
Variable Rate Senior Loan Interests	$65,812,750	$17,191,953	$(27,422,760)	$302,731	$74,422	$(1,390,429)	$7,252,663	$(17,399,778)	$44,421,552
Common Stocks & Other Equity Interests	6,668,450	1,232,474	—	—	—	1,913,998	4,557,336	(1,547,292)	12,824,966
Preferred Stocks	215,747	—	—	—	—	(209,907)	—	(5,840)	0
Investments Matured	413,661	—	(1,011,605)	336	(4,489)	991,857	—	—	389,760
Total	$73,110,608	$18,424,427	$(28,434,365)	$303,067	$69,933	$1,305,519	$11,809,999	$(18,952,910)	$57,636,278

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2018:

Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$1,077,010
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$1,077,010

33                         Invesco Senior Loan Fund

Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(609,710)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(609,710)

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2018.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Bank of America Merrill Lynch	$40,973	$(40,862)	$111	$—	$—	$111
Barclays Bank PLC	119,762	(120,347)	(585)	—	—	(585)
Canadian Imperial Bank of Commerce	237,901	(115,489)	122,412	—	—	122,412
Citibank, N.A.	165,018	(174,637)	(9,619)	—	—	(9,619)
Goldman Sachs International	138,327	—	138,327	—	—	138,327
JPMorgan Chase Bank, N.A.	120,302	(40,832)	79,470	—	—	79,470
Royal Bank of Canada	137,797	—	137,797	—	—	137,797
State Street Bank & Trust Co.	0	—	0	—	—	0
Toronto-Dominion Bank (The)	116,930	(117,543)	(613)	—	—	(613)
Total	$1,077,010	$(609,710)	$467,300	$—	$—	$467,300

Effect of Derivative Investments for the six months ended August 31, 2018

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$1,599,319
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	1,025,229
Total	$2,624,548

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$127,191,263

NOTE 5—Investments in Other Affiliates

The 1940 Act defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates (excluding affiliated money market funds) for the six months ended August 31, 2018.

	Value 02/28/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 08/31/18	Dividend Income
Cygnus Business Media, Inc., Common Shares	$0	$—	$—	$—	$—	$0	$—

34                         Invesco Senior Loan Fund

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2018, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,757.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Fund to fund such deferred compensation amounts.

NOTE 8—Cash Balances and Borrowings

The Fund entered into a $325 million revolving credit and security agreement, which will expire on November 16, 2018. The revolving credit agreement is secured by the assets of the Fund.

During the six months ended August 31, 2018, the average daily balance of borrowing under the revolving credit and security agreement was $155,163,043 with a weighted interest rate of 2.11%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Unfunded Loan Commitments

As of August 31, 2018, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Type	Principal Amount(a)		Value
AMCP Clean Acquisition Co., LLC	Delayed Draw Term Loan		$134,191	$134,191
Brightview Landscapes, LLC	First Lien Revolver Loan		417,854	386,515
Carlisle FoodService Products, Inc.	Delayed Draw Term Loan		31,545	31,318
Dentalcorp Perfect Smile ULC	First Lien Delayed Draw Term Loan		144,830	144,830
Dentalcorp Perfect Smile ULC	Second Lien Delayed Draw Term Loan		129,075	128,107
Fieldwood Energy LLC	Term Loan		9,735,513	9,638,157
GFL Environmental Inc.	Delayed Draw Term Loan		122,122	121,690
Heartland Dental, LLC	Delayed Draw Term Loan		207,327	206,420
IAP Worldwide Services	First Lien Term Loan		1,683,392	1,683,392
MacDermid, Inc.	First Lien Multicurrency Revolver Loan		770,114	767,160
MacDermid, Inc.	First Lien Revolver Loan		770,114	767,160
Mavis Tire Express Services Corp.	Delayed Draw Term Loan		176,852	175,747
National Vision, Inc.	First Lien Revolver Loan		1,249,944	1,149,948
Nidda Healthcare Holding AG	Term Loan C	GBP	168,298	218,462
Prime Security Services Borrower, LLC	Revolver Loan		1,431,027	1,424,745
Scientific Games International, Inc.	Multicurrency Revolver Loan		2,523,883	2,511,264
Scientific Games International, Inc.	Revolver Loan		1,712,016	1,703,456
Transtar Holding Co.	Term Loan		169,960	169,110
Unilabs Diagnostics AB	Revolver Loan	EUR	768,492	884,530
				$22,246,202

(a)	Principal amounts are denominated in U.S. Dollars unless otherwise noted.

Currency Abbreviations:

EUR	– Euro
GBP	– British Pound Sterling

35                         Invesco Senior Loan Fund

NOTE 10—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2018, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2019	$93,431,312	$—	$93,431,312
Not subject to expiration	267,076	176,128,645	176,395,721
	$93,698,388	$176,128,645	$269,827,033

*

Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 11—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2018 was $210,339,390 and $301,212,545, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$45,726,809
Aggregate unrealized (depreciation) of investments	(75,682,121)
Net unrealized appreciation (depreciation) of investments	$(29,955,312)

Cost of investments for tax purposes is $875,929,198.

36                         Invesco Senior Loan Fund

NOTE 12—Share Information

	Summary of Share Activity
	Six months ended August 31, 2018(a)		Year ended February 28, 2018
	Shares	Amount	Shares	Amount
Sold:
Class A	515,666	$3,472,916	1,424,258	$9,488,031
Class B(b)	—	—	686	4,567
Class C	133,743	901,612	595,173	3,979,496
Class Y	147,519	992,228	124,307	829,494
Class IB	119,202	803,195	213,181	1,422,966
Class IC	9,394	63,305	24,547	163,801

Issued as reinvestment of dividends:
Class A	149,485	1,007,085	339,450	2,263,445
Class B(b)	—	—	3,315	22,084
Class C	124,897	842,860	296,605	1,981,967
Class Y	5,428	36,581	11,069	73,860
Class IB	787,017	5,303,230	1,820,834	12,148,982
Class IC	71,337	480,709	158,115	1,055,023

Conversion of Class B shares to Class A shares:(c)
Class A	—	—	169,597	1,140,125
Class B	—	—	(169,597)	(1,140,125)

Reacquired:
Class A	(1,502,374)	(10,122,014)	(3,928,137)	(26,183,999)
Class B(b)	—	—	(78,664)	(523,510)
Class C	(1,315,169)	(8,877,466)	(4,225,844)	(28,212,712)
Class Y	(41,543)	(279,692)	(118,556)	(789,091)
Class IB	(4,675,853)	(31,530,526)	(11,664,836)	(77,798,602)
Class IC	(418,872)	(2,823,524)	(919,049)	(6,125,417)
Net increase (decrease) in share activity	(5,890,123)	$(39,729,501)	(15,923,546)	$(106,199,615)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 55% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Class B shares activity for the period March 1, 2017 through January 26, 2018 (date of conversion).
(c)	Effective as of close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

NOTE 13—Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the six months ended August 31, 2018, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Goldman Sachs Lending Partners LLC	$1,249,944	$1,149,948

NOTE 14—Dividends

The Fund declared the following monthly dividends from net investment income subsequent to August 31, 2018:

		Amount per Share
Share Class	Record Date	Payable September 30, 2018
Class A	Daily	0.0241
Class C	Daily	0.0199
Class Y	Daily	0.0255
Class IB	Daily	0.0255
Class IC	Daily	0.0247

37                         Invesco Senior Loan Fund

NOTE 15—Repurchase of Shares

The Fund has a policy of making monthly repurchase offers (“Repurchase Offers”) for the Fund’s common shares pursuant to Rule 23c-3(b) of the 1940 Act.

The Repurchase Offers will be for between 5% and 25% of the Fund’s outstanding shares; however, the Fund’s present intent for the offers is for not less than 6% (The Board of Trustees may authorize an additional 2%, if necessary, without extending the Repurchase Offers). The repurchase request deadline will be the third Friday of each calendar month (or the preceding business day if such third Friday is not a business day). During the six months ended August 31, 2018, the Fund had Repurchase Offers as follows:

Repurchase request deadlines	Percentage of outstanding shares the Fund offered to repurchase	Number of shares tendered (all classes)	Percentage of outstanding shares tendered (all classes)
March 16, 2018	6.0%	1,615,079	1.5%
April 20, 2018	6.0	1,324,563	1.2
May 18, 2018	6.0	1,257,041	1.2
June 15, 2018	6.0	1,294,643	1.2
July 20, 2018	6.0	1,223,198	1.2
August 17, 2018	6.0	1,222,761	1.2

NOTE 16—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Class A
	Six months ended August 31, 2018		Years ended February 28,		Year ended February 29, 2016	Years ended February 28,
			2018	2017		2015	2014
Net asset value, beginning of period	$6.72		$6.68	$5.81	$6.76	$6.99	$6.89
Net investment income(a)	0.14		0.26	0.34	0.38	0.36	0.34
Net gains (losses) on securities (both realized and unrealized)	0.05		0.05	0.86	(0.94)	(0.23)	0.17
Total from investment operations	0.19		0.31	1.20	(0.56)	0.13	0.51
Less:
Dividends from net investment income	(0.13)		(0.26)	(0.32)	(0.39)	(0.36)	(0.40)
Return of Capital	—		(0.01)	(0.01)	—	—	(0.01)
Total distributions	(0.13)		(0.27)	(0.33)	(0.39)	(0.36)	(0.41)
Net asset value, end of period	$6.78		$6.72	$6.68	$5.81	$6.76	$6.99
Total return at net asset value(b)(c)	2.93%		4.79%	20.97%	(8.65)%	1.88%	7.58%
Net assets, end of period (000’s omitted)	$104,113		$108,897	$121,627	$115,036	$182,673	$232,475
Portfolio turnover rate(d)	24%		53%	73%	51%	59%	95%

Ratio/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements(c)	2.39	%(e)	2.24%	2.06%	1.98%	1.90%	1.92%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees(c)	1.70	%(e)	1.73%	1.67%	1.68%	1.66%	1.66%
Without fee waivers and/or expense reimbursements(c)	2.39	%(e)	2.24%	2.06%	1.98%	1.90%	1.92%
Ratio of net investment income with fee waivers and/or expense reimbursements(c)	4.12	%(e)	3.88%	5.34%	5.82%	5.16%	4.92%

Senior indebtedness:
Total borrowings (000’s omitted)	$135,000		$170,000	$150,000	$150,000	$224,000	$254,000
Asset coverage per $1,000 unit of senior indebtedness(f)	$6,232		$5,354	$6,617	$6,346	$5,949	$6,164

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.25% for the six months ended August 31, 2018 and for each of the years ended February 28, 2018, February 28, 2017, February 29, 2016, February 28, 2015 and February 28, 2014, respectively.

(d)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.

(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $105,981.
(f)

Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

38                         Invesco Senior Loan Fund

NOTE 16—Financial Highlights—(continued)

	Class C
	Six months ended August 31, 2018		Years ended February 28,		Year ended February 29, 2016	Years ended February 28,
			2018	2017		2015	2014
Net asset value, beginning of period	$6.73		$6.70	$5.82	$6.77	$7.00	$6.89
Net investment income(a)	0.11		0.21	0.29	0.33	0.31	0.29
Net gains (losses) on securities (both realized and unrealized)	0.06		0.04	0.87	(0.94)	(0.24)	0.18
Total from investment operations	0.17		0.25	1.16	(0.61)	0.07	0.47
Less:
Dividends from net investment income	(0.11)		(0.21)	(0.27)	(0.34)	(0.30)	(0.35)
Return of Capital	—		(0.01)	(0.01)	—	—	(0.01)
Total distributions	(0.11)		(0.22)	(0.28)	(0.34)	(0.30)	(0.36)
Net asset value, end of period	$6.79		$6.73	$6.70	$5.82	$6.77	$7.00
Total return at net asset value(b)(c)	2.54%		3.86%	20.24%	(9.38)%	1.06%	6.93%
Net assets, end of period (000’s omitted)	$89,503		$95,894	$117,699	$116,229	$178,395	$195,205
Portfolio turnover rate(d)	24%		53%	73%	51%	59%	95%

Ratio/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements(c)	3.14	%(e)	2.99%	2.81%	2.73%	2.65%	2.67%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees(c)	2.45	%(e)	2.48%	2.42%	2.43%	2.41%	2.41%
Without fee waivers and/or expense reimbursements(c)	3.14	%(e)	2.99%	2.81%	2.73%	2.65%	2.67%
Ratio of net investment income with fee waivers and/or expense reimbursements(c)	3.37	%(e)	3.13%	4.59%	5.07%	4.41%	4.17%

Senior indebtedness:
Total borrowings (000’s omitted)	$135,000		$170,000	$150,000	$150,000	$224,000	$254,000
Asset coverage per $1,000 unit of senior indebtedness(f)	$6,232		$5,354	$6,617	$6,346	$5,949	$6,164

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 1.00% for the six months ended August 31, 2018 and for each of the years ended February 28, 2018, February 28, 2017, February 29, 2016, February 28, 2015 and February 28, 2014, respectively.

(d)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.

(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $92,392.
(f)

Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

39                         Invesco Senior Loan Fund

NOTE 16—Financial Highlights—(continued)

	Class Y
	Six months ended August 31, 2018		Years ended February 28,		Year ended February 29, 2016	Years ended February 28,
			2018	2017		2015	2014(a)
Net asset value, beginning of period	$6.72		$6.68	$5.81	$6.77	$7.00	$6.96
Net investment income(b)	0.15		0.28	0.36	0.40	0.38	0.11
Net gains (losses) on securities (both realized and unrealized)	0.05		0.05	0.85	(0.95)	(0.23)	0.04
Total from investment operations	0.20		0.33	1.21	(0.55)	0.15	0.15
Less:
Dividends from net investment income	(0.14)		(0.28)	(0.33)	(0.41)	(0.38)	(0.10)
Return of Capital	—		(0.01)	(0.01)	—	—	(0.01)
Total distributions	(0.14)		(0.29)	(0.34)	(0.41)	(0.38)	(0.11)
Net asset value, end of period	$6.78		$6.72	$6.68	$5.81	$6.77	$7.00
Total return at net asset value(c)	3.05%		5.05%	21.27%	(8.53)%	2.16%	2.22%
Net assets, end of period (000’s omitted)	$2,934		$2,161	$2,037	$1,108	$2,433	$2,357
Portfolio turnover rate(d)	24%		53%	73%	51%	59%	95%

Ratio/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	2.14	%(e)	1.99%	1.81%	1.73%	1.65%	1.60	%(f)
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.45	%(e)	1.48%	1.42%	1.43%	1.41%	1.37	%(f)
Without fee waivers and/or expense reimbursements	2.14	%(e)	1.99%	1.81%	1.73%	1.65%	1.60	%(f)
Ratio of net investment income with fee waivers and/or expense reimbursements	4.37	%(e)	4.13%	5.59%	6.07%	5.41%	5.24	%(f)

Senior indebtedness:
Total borrowings (000’s omitted)	$135,000		$170,000	$150,000	$150,000	$224,000	$254,000
Asset coverage per $1,000 unit of senior indebtedness(g)	$6,232		$5,354	$6,617	$6,346	$5,949	$6,164

(a)	Commencement date of November 8, 2013.
(b)	Calculated using average shares outstanding.
(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $2,765.
(f)	Annualized.
(g)

Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

40                         Invesco Senior Loan Fund

NOTE 16—Financial Highlights—(continued)

	Class IB
	Six months ended August 31, 2018		Years ended February 28,		Year ended February 29, 2016	Years ended February 28,
			2018	2017		2015	2014
Net asset value, beginning of period	$6.72		$6.69	$5.81	$6.77	$7.00	$6.89
Net investment income(a)	0.15		0.28	0.36	0.39	0.37	0.36
Net gains (losses) on securities (both realized and unrealized)	0.05		0.04	0.86	(0.94)	(0.22)	0.18
Total from investment operations	0.20		0.32	1.22	(0.55)	0.15	0.54
Less:
Dividends from net investment income	(0.14)		(0.28)	(0.33)	(0.41)	(0.38)	(0.42)
Return of Capital	—		(0.01)	(0.01)	—	—	(0.01)
Total distributions	(0.14)		(0.29)	(0.34)	(0.41)	(0.38)	(0.43)
Net asset value, end of period	$6.78		$6.72	$6.69	$5.81	$6.77	$7.00
Total return at net asset value(b)	3.05%		4.89%	21.45%	(8.53)%	2.16%	8.00%
Net assets, end of period (000’s omitted)	$469,742		$491,279	$552,939	$523,422	$682,816	$805,123
Portfolio turnover rate(c)	24%		53%	73%	51%	59%	95%

Ratio/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	2.14	%(d)	1.99%	1.81%	1.73%	1.65%	1.67%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.45	%(d)	1.48%	1.42%	1.43%	1.41%	1.41%
Without fee waivers and/or expense reimbursements	2.14	%(d)	1.99%	1.81%	1.73%	1.65%	1.67%
Ratio of net investment income with fee waivers and/or expense reimbursements	4.37	%(d)	4.13%	5.59%	6.07%	5.41%	5.17%

Senior indebtedness:
Total borrowings (000’s omitted)	$135,000		$170,000	$150,000	$150,000	$224,000	$254,000
Asset coverage per $1,000 unit of senior indebtedness(e)	$6,232		$5,354	$6,617	$6,346	$5,949	$6,164

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.

(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $479,371.
(e)

Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

41                         Invesco Senior Loan Fund

NOTE 16—Financial Highlights—(continued)

	Class IC
	Six months ended August 31, 2018		Years ended February 28,		Year ended February 29, 2016	Years ended February 28,
			2018	2017		2015	2014
Net asset value, beginning of period	$6.72		$6.69	$5.81	$6.77	$7.00	$6.89
Net investment income(a)	0.14		0.27	0.35	0.38	0.36	0.36
Net gains (losses) on securities (both realized and unrealized)	0.06		0.05	0.86	(0.94)	(0.22)	0.18
Total from investment operations	0.20		0.32	1.21	(0.56)	0.14	0.54
Less:
Dividends from net investment income	(0.14)		(0.28)	(0.32)	(0.40)	(0.37)	(0.42)
Return of Capital	—		(0.01)	(0.01)	—	—	(0.01)
Total distributions	(0.14)		(0.29)	(0.33)	(0.40)	(0.37)	(0.43)
Net asset value, end of period	$6.78		$6.72	$6.69	$5.81	$6.77	$7.00
Total return at net asset value(b)(c)	2.98%		4.74%	21.28%	(8.68)%	1.99%	7.83%
Net assets, end of period (000’s omitted)	$40,006		$41,957	$46,648	$43,660	$55,548	$66,029
Portfolio turnover rate(d)	24%		53%	73%	51%	59%	95%

Ratio/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements(c)	2.29	%(e)	2.14%	1.96%	1.88%	1.80%	1.82%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees(c)	1.60	%(e)	1.63%	1.57%	1.58%	1.56%	1.56%
Without fee waivers and/or expense reimbursements(c)	2.29	%(e)	2.14%	1.96%	1.88%	1.80%	1.82%
Ratio of net investment income with fee waivers and/or expense reimbursements(c)	4.22	%(e)	3.98%	5.44%	5.92%	5.26%	5.02%

Senior indebtedness:
Total borrowings (000’s omitted)	$135,000		$170,000	$150,000	$150,000	$224,000	$254,000
Asset coverage per $1,000 unit of senior indebtedness(f)	$6,232		$5,354	$6,617	$6,346	$5,949	$6,164

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.15% for the six months ended August 31, 2018 and for each of the years ended February 28, 2018, February 28, 2017, February 29, 2016, February 28, 2015 and February 28, 2014.

(d)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.

(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $40,807.
(f)

Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

42                         Invesco Senior Loan Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2018 through August 31, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/18)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/18)	Expenses Paid During Period[2]
A	$1,000.00	$1,029.30	$12.22	$1,013.16	$12.13	2.39%
C	1,000.00	1,025.40	16.03	1,009.38	15.90	3.14
Y	1,000.00	1,030.50	10.95	1,014.42	10.87	2.14
IB	1,000.00	1,030.50	10.95	1,014.42	10.87	2.14
IC	1,000.00	1,029.80	11.72	1,013.66	11.62	2.29

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2018 through August 31, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

43                         Invesco Senior Loan Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 5-6, 2018, the Board of Trustees (the Board or the Trustees) of Invesco Senior Loan Fund (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2018. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 6, 2018.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Senior Secured Management, Inc. currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe comprised of all retail and institutional loan participation funds, regardless of asset size or primary channel of distribution and against the Lipper Loan Participation Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted there were only two funds (including the Fund)

44                         Invesco Senior Loan Fund

in the expense group. The Board also noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent public report for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

45                         Invesco Senior Loan Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q (or any successor Form) on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q (or any successor Form) may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Fund is shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number: 811-05845	Invesco Distributors, Inc.	VK-SLO-SAR-1	10252018 0854

ITEM 2.	CODE OF ETHICS.

Not required for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP (“PwC”) informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. In connection with prior independence determinations, PricewaterhouseCoopers LLP communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PricewaterhouseCoopers LLP is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. The SEC no-action relief was initially set to expire 18 months from issuance but has been extended by the SEC without an expiration date, except that the no-action letter will be withdrawn upon the effectiveness of any amendments to the Loan Rule designed to address the concerns expressed in the letter.

PwC advised the Registrant’s Audit Committee that PwC had identified two matters for consideration under the SEC’s auditor independence rules. PwC stated that a PwC manager and a PwC Senior Manager each held financial interests in investment companies within the Invesco Fund complex that were inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X.

PwC advised the Audit Committee that it believes its objectivity and impartiality had not been adversely affected by these matters as they related to the audit of the Registrant. In reaching this conclusion, PwC noted, among other things, that during the time of its audit, the engagement team was not aware of the investments, neither individual was in the chain of command of the audit or the audit partners of Invesco or the affiliate of the Registrant, the services each individual provided were not relied upon by the audit engagement team with respect to the audit of the affiliate of the Registrant and the investments were not material to the net worth of either individual or their immediate family members.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 16, 2018, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 16, 2018, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Senior Loan Fund

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 8, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 8, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 8, 2018

EXHIBIT INDEX

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.